NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

A Separate Account of National Life Insurance Company

FINANCIAL STATEMENTS

December 31, 2024

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

Index

December 31, 2024

Page(s)

Report of Independent Registered Public Accounting Firm	1 - 3
Statements of Net Assets	4 - 6
Statements of Operations	7 - 20
Statements of Changes in Net Assets	21 - 47
Notes to the Financial Statements	48 - 83

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company and the Policyholders of National Variable Life Insurance Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of National Variable Life Insurance Account indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than JP Morgan Insurance Trust Small Cap Core Portfolio, which only includes a statement of changes in net assets for the period January 1, 2023 to May 1, 2023 (date of merger) and Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio, which only includes a statement of changes in net assets for the period January 1, 2023 to July 28, 2023 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of National Variable Life Insurance Account (other than JP Morgan Insurance Trust Small Cap Core Portfolio and Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio) as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Value Portfolio Class A (1)	Franklin Templeton VIP Small Cap Value (1)
AB VPS International Value Fund (1)	Franklin Templeton VIP Small-Midcap Growth II (1)
AB VPS Relative Value Portfolio (1)	Franklin Templeton VIP US Government (1)
AB VPS Sustainable International Thematic Portfolio (2)	Invesco I.O.V.I Conservative Balanced Fund (3)
Alger Capital Appreciation Fund (1)	Invesco I.O.V.I Global Strategic Income Fund (1)
Alger Large Cap Growth Fund (1)	Invesco I.O.V.I Main Street Small Cap Fund (1)
Alger Small Cap Growth Fund (1)	Invesco V.I. Discovery Mid Cap Growth Fund (1)
Allspring VT Discovery SMID Cap Growth Fund (1)	Invesco V.I. Health Care Fund (1)
Allspring VT Opportunity Fund (1)	Invesco V.I. Technology Fund (1)
American Century VP Disciplined Core Value Fund (3)	Invesco V.I . Equity and Income Fund (5)
American Century VP Inflation Protection Portfolio I (3)	JP Morgan Insurance Trust Small Cap Core Portfolio (6)
American Century VP Inflation Protection Portfolio II (3)	Lincoln LVIP American Century Disciplined Core Value Fund (5)
American Century VP International Portfolio (3)	Lincoln LVIP American Century Inflation Protection Fund (5)
American Century VP Ultra Portfolio (3)	Lincoln LVIP American Century International Fund (5)
American Century VP Value Portfolio (3)	Lincoln LVIP American Century Ultra Fund (5)
BNY Mellon Appreciation Portfolio (1)	Lincoln LVIP American Century Value Fund (5)
BNY Mellon Opportunistic Small Cap Portfolio (1)	Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class (7)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (1)	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (8)
DWS CROCI® US VIP (4)	Morgan Stanley VIF Emerging Markets Equity Portfolio (1)
DWS Equity 500 Index VIP Fund (1)	Morgan Stanley VIF U.S. Real Estate Portfolio (9)
DWS Small Cap Index Fund (1)	Neuberger Berman Trust Mid Cap Growth Class S (1)
DWS Small Mid Cap Value Portfolio (1)	Neuberger Berman Trust Mid Cap Growth Portfolio (1)
Fidelity VIP Contrafund Class 2 Portfolio (1)	Neuberger Berman Trust Short Duration Bond Portfolio (1)

Fidelity VIP Equity Income Portfolio (1)	Neuberger Berman Trust Sustainable Equity Portfolio (1)
Fidelity VIP Government Money Market Portfolio (1)	T Rowe Price Blue Chip Growth Portfolio (1)
Fidelity VIP Growth Portfolio (1)	T Rowe Price Equity Income Portfolio (1)
Fidelity VIP High Income Portfolio (1)	T Rowe Price Health Sciences Portfolio (1)
Fidelity VIP Index 500 II Portfolio (1)	T Rowe Price Moderate Allocation (1)
Fidelity VIP Investment Grade Bond Portfolio (1)	Touchstone TVST Balanced (1)
Fidelity VIP Mid Cap Class 2 Portfolio (1)	Touchstone TVST Bond (1)
Fidelity VIP Overseas Portfolio (1)	Touchstone TVST Common Stock (1)
Fidelity VIP Value Strategies Portfolio (1)	Touchstone TVST Small Company (1)
Franklin Templeton VIP Foreign Securities (1)	Van Eck VIPT Emerging Markets (1)
Franklin Templeton VIP Global Real Estate (1)	Van Eck VIPT Global Resources Fund (1)
Franklin Templeton VIP Mutual Global Discovery Securities (1)	Van Eck VIPT Unconstrained Emerging Markets (1)
Franklin Templeton VIP Mutual Shares Securities (1)

(1)	Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023
(2)	Statement of operations for the period January 1, 2024 to April 16, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to April 16, 2024 (date of liquidation) and the year ended December 31, 2023
(3)	Statement of operations for the period January 1, 2024 to April 26, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to April 26, 2024 (date of merger) and the year ended December 31, 2023
(4)	Statement of operations for the period January 1, 2024 to June 17, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to June 17, 2024 (date of liquidation) and the year ended December 31, 2023
(5)	Statement of operations and statement of changes in net assets for the period April 26, 2024 (date of merger) through December 31, 2024
(6)	Statement of changes in net assets for the period January 1, 2023 to May 1, 2023 (date of merger)
(7)	Statement of operations for the year ended December 31, 2024, and statement of changes in net assets for the years ended December 31, 2024 and the period May 1, 2023 (date of merger) through December 31, 2023
(8)	Statement of changes in net assets for the period January 1, 2023 to July 28, 2023 (date of liquidation)
(9)	Statement of operations for the period January 1, 2024 to December 6, 2024 (date of liquidation), and statement of changes in net assets for the period January 1, 2024 to December 6, 2024 (date of liquidation) and the year ended December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of National Variable Life Insurance Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of National Variable Life Insurance Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the custodian or transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2025

We have served as the auditor of one or more of the subaccounts of National Variable Life Insurance Account since 1996.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2024

Total assets and net assets: Investments in shares of mutual fund portfolios at		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value
AB VPS Discovery Value Portfolio Class A	$1,850,919	26,468.60	$58.04	2,845.83	$67.04	1,849.70	$67.04	—	$—
AB VPS International Value Fund	$2,877,728	120,915.77	$18.82	19,575.56	$21.75	8,093.06	$21.75	—	$—
AB VPS Relative Value Portfolio	$93,979	4,784.29	$16.69	806.08	$17.56	—	$—	—	$—
AB VPS Sustainable International Thematic Portfolio (1)	$—	—	$—	—	$—	—	$—	—	$—
Alger Capital Appreciation Fund	$4,011,329	39,424.63	$86.77	1,491.89	$136.64	1,012.03	$107.69	6,950.84	$39.92
Alger Large Cap Growth Fund	$25,068,489	195,343.06	$113.99	7,005.72	$101.77	16,193.80	$64.98	2,778.28	$372.77
Alger Small Cap Growth Fund	$8,045,732	173,644.54	$45.35	410.80	$59.59	169.73	$47.44	734.09	$188.61
Allspring VT Discovery SMID Cap Growth Fund	$8,784,156	120,881.77	$67.07	—	$—	7,214.73	$86.97	428.66	$114.20
Allspring VT Opportunity Fund	$4,886,064	40,773.94	$83.95	—	$—	10,575.08	$97.82	2,036.36	$210.52
American Century VP Disciplined Core Value Fund (2)	$—	—	$—	—	$—	—	$—	—	$—
American Century VP Inflation Protection Portfolio I (3)	$—	—	$—	—	$—	—	$—	—	$—
American Century VP Inflation Protection Portfolio II (3)	$—	—	$—	—	$—	—	$—	—	$—
American Century VP International Portfolio (4)	$—	—	$—	—	$—	—	$—	—	$—
American Century VP Ultra Portfolio (5)	$—	—	$—	—	$—	—	$—	—	$—
American Century VP Value Portfolio (6)	$—	—	$—	—	$—	—	$—	—	$—
BNY Mellon Appreciation Portfolio	$955,536	16,702.25	$52.80	—	$—	1,160.02	$63.54	—	$—
BNY Mellon Opportunistic Small Cap Portfolio	$247,318	9,165.78	$26.98	—	$—	—	$—	—	$—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$448,184	11,951.82	$37.39	—	$—	27.50	$46.41	—	$—
DWS CROCI® US VIP (7)	$—	—	$—	—	$—	—	$—	—	$—
DWS Equity 500 Index VIP Fund	$2,036,315	—	$—	—	$—	—	$—	23,286.22	$87.45
DWS Small Cap Index Fund	$989,907	15,571.88	$48.91	1,586.21	$56.50	—	$—	2,120.37	$65.42

(1)  On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated.

(2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(7)  On June 17, 2024, the DWS CROCI® US VIP was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2024

Total assets and net assets: Investments in shares of mutual fund portfolios at		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value
DWS Small Mid Cap Value Portfolio	$2,550,455	57,473.41	$36.87	4,726.14	$43.06	5,133.88	$44.38	—	$—
Fidelity VIP Contrafund Class 2 Portfolio	$24,135,696	140,812.77	$143.83	4,453.53	$96.62	26,450.66	$130.53	—	$—
Fidelity VIP Equity Income Portfolio	$13,260,662	85,000.51	$155.02	436.01	$60.87	1,087.55	$53.00	—	$—
Fidelity VIP Government Money Market Portfolio	$9,592,138	542,457.53	$14.24	19,037.01	$11.67	89,831.33	$16.51	108,153.32	$1.52
Fidelity VIP Growth Portfolio	$34,204,971	97,932.59	$317.71	507.07	$129.04	26,468.51	$114.29	—	$—
Fidelity VIP High Income Portfolio	$4,658,331	64,738.90	$63.54	975.38	$32.31	19,268.36	$26.65	—	$—
Fidelity VIP Index 500 II Portfolio	$86,997,156	375,669.98	$178.01	38,757.38	$88.72	200,919.38	$83.04	—	$—
Fidelity VIP Investment Grade Bond Portfolio	$9,397,623	224,705.16	$20.76	4,416.86	$18.47	33,306.59	$25.76	1,242,993.37	$3.05
Fidelity VIP Mid Cap Class 2 Portfolio	$5,430,810	75,466.79	$62.17	3,591.67	$67.66	6,631.04	$74.82	—	$—
Fidelity VIP Overseas Portfolio	$11,522,473	160,486.35	$57.11	11,970.79	$33.83	14,382.40	$30.13	263,478.66	$5.76
Fidelity VIP Value Strategies Portfolio	$675,796	6,615.72	$74.45	584.34	$86.00	1,546.69	$86.00	—	$—
Franklin Templeton VIP Foreign Securities	$1,784,369	77,178.44	$19.34	2,222.73	$22.90	10,342.90	$23.28	—	$—
Franklin Templeton VIP Global Real Estate	$963,236	52,345.38	$18.18	—	$—	537.10	$21.88	—	$—
Franklin Templeton VIP Mutual Global Discovery Securities	$367,036	10,473.69	$32.89	593.17	$38.00	—	$—	—	$—
Franklin Templeton VIP Mutual Shares Securities	$821,009	19,897.22	$30.05	1,915.37	$39.12	4,096.07	$36.17	—	$—
Franklin Templeton VIP Small Cap Value	$1,108,110	18,048.87	$47.50	1,379.48	$60.01	2,939.29	$57.17	—	$—
Franklin Templeton VIP Small-Midcap Growth II	$369,403	5,786.18	$46.81	1,403.90	$70.20	—	$—	—	$—
Franklin Templeton VIP US Government	$312,578	23,071.24	$11.45	1,620.14	$13.23	2,037.26	$13.23	—	$—
Invesco I.O.V.I Conservative Balanced Fund (8)	$—	—	$—	—	$—	—	$—	—	$—
Invesco I.O.V.I Global Strategic Income Fund	$307,542	28,110.17	$9.81	3,094.66	$10.31	—	$—	—	$—
Invesco I.O.V.I Main Street Small Cap Fund	$63,497	2,763.45	$17.53	575.38	$18.43	—	$—	—	$—
Invesco V.I. Discovery Mid Cap Growth Fund	$1,122,305	69,269.66	$16.16	—	$—	—	$—	163.74	$16.76
Invesco V.I . Equity and Income Fund (8)	$182,464	15,932.81	$10.68	1,147.23	$10.74	—	$—	—	$—

(8)  On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into the Invesco V.I. Equity and Income Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2024

Total assets and net assets: Investments in shares of mutual fund portfolios at		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value
Invesco V.I. Health Care Fund	$2,774,813	76,213.64	$33.82	—	$—	3,744.21	$41.98	5,017.88	$7.94
Invesco V.I. Technology Fund	$3,496,685	123,722.69	$25.82	—	$—	5,257.65	$32.04	15,524.13	$8.65
Lincoln LVIP American Century Disciplined Core Value Fund (2)	$4,152,045	362,133.72	$10.62	—	$—	27,951.31	$10.68	733.93	$10.68
Lincoln LVIP American Century Inflation Protection Fund (3)	$1,178,127	82,989.29	$10.31	3,023.56	$10.37	18,217.95	$10.37	9,859.58	$10.36
Lincoln LVIP American Century International Fund (4)	$4,920,392	409,961.91	$10.05	36,737.69	$10.12	42,164.04	$10.12	—	$—
Lincoln LVIP American Century Ultra Fund (5)	$352,729	22,634.01	$12.10	—	$—	6,489.15	$12.17	—	$—
Lincoln LVIP American Century Value Fund (6)	$9,549,128	741,356.91	$10.58	13,502.41	$10.64	77,069.23	$10.64	69,790.79	$10.64
Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class	$1,438,621	90,702.67	$12.59	—	$—	22,522.74	$12.79	—	$—
Morgan Stanley VIF Emerging Markets Equity Portfolio	$509,079	—	$—	—	$—	—	$—	142,609.40	$3.57
Morgan Stanley VIF U.S. Real Estate Portfolio (9)	$—	—	$—	—	$—	—	$—	—	$—
Neuberger Berman Trust Mid Cap Growth Class S	$773,284	23,852.67	$23.24	—	$—	8,675.54	$25.23	—	$—
Neuberger Berman Trust Mid Cap Growth Portfolio	$764,689	9,094.61	$65.05	2,337.71	$74.05	—	$—	—	$—
Neuberger Berman Trust Short Duration Bond Portfolio	$2,439,856	172,250.04	$12.09	3,825.49	$15.54	20,538.49	$14.55	—	$—
Neuberger Berman Trust Sustainable Equity Portfolio	$3,258,938	38,482.57	$67.26	479.89	$77.70	6,849.12	$77.70	4,825.11	$20.96
T Rowe Price Blue Chip Growth Portfolio	$3,555,688	37,018.83	$78.54	2,854.66	$119.20	3,256.15	$94.53	—	$—
T Rowe Price Equity Income Portfolio	$5,235,054	111,236.71	$37.79	5,001.98	$50.20	17,157.10	$45.48	—	$—
T Rowe Price Health Sciences Portfolio	$2,458,485	26,699.68	$84.56	719.11	$103.61	1,240.18	$101.78	—	$—
T Rowe Price Moderate Allocation	$1,541,119	42,819.03	$35.50	510.96	$41.01	—	$—	—	$—
Touchstone TVST Balanced	$7,576,954	113,245.88	$61.52	3,264.49	$45.88	8,268.11	$55.71	—	$—
Touchstone TVST Bond	$5,662,902	197,436.57	$24.33	4,802.99	$16.38	28,753.08	$27.17	—	$—
Touchstone TVST Common Stock	$46,753,793	320,408.34	$118.14	8,309.82	$81.98	18,085.67	$94.40	73,406.97	$88.70
Touchstone TVST Small Company	$30,990,144	152,764.48	$171.72	7,825.30	$71.42	19,675.16	$143.34	13,141.12	$104.12
Van Eck VIPT Emerging Markets	$1,793,968	43,390.57	$29.87	9,353.04	$34.50	5,078.42	$34.50	—	$—
Van Eck VIPT Global Resources Fund	$1,332,925	78,617.30	$14.69	6,147.70	$16.97	4,331.00	$16.97	—	$—
Van Eck VIPT Unconstrained Emerging Markets	$980,506	60,960.31	$13.43	2,008.46	$15.51	8,418.17	$15.51	—	$—

(2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(9)  On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	AB VPS Discovery Value Portfolio Class A	AB VPS International Value Fund	AB VPS Relative Value Portfolio	AB VPS Sustainable International Thematic Portfolio (1)	Alger Capital Appreciation Fund
Investment income:
Dividend income	$15,830	$78,512	$1,332	$—	$—

Expenses:
Mortality and expense risk and administrative charges	14,051	21,135	696	468	28,817

Net investment gain (loss)	1,779	57,377	636	(468)	(28,817)

Realized and unrealized gain (loss) on investments
Capital gains distributions	90,136	—	3,164	—	—

Net realized (loss) gain from shares sold	(35,528)	21,369	216	(57,695)	123,632

Net unrealized appreciation on investments	100,971	39,485	5,848	56,099	1,291,765

Net realized and unrealized gain (loss) on investments	155,579	60,854	9,228	(1,596)	1,415,397

Increase (decrease) in net assets resulting from operations	$157,358	$118,231	$9,864	$(2,064)	$1,386,580

(1)  On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	American Century VP Disciplined Core Value Fund (2)
Investment income:
Dividend income	$—	$30,700	$—	$2,781	$14,777

Expenses:
Mortality and expense risk and administrative charges	184,497	70,537	73,030	33,989	11,269

Net investment (loss) gain	(184,497)	(39,837)	(73,030)	(31,208)	3,508

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	581,929	—

Net realized gain (loss) from shares sold	712,238	(119,643)	(206,954)	75,015	(434,119)

Net unrealized appreciation on investments	7,263,794	714,763	1,613,813	71,781	659,348

Net realized and unrealized gain on investments	7,976,032	595,120	1,406,859	728,725	225,229

Increase in net assets resulting from operations	$7,791,535	$555,283	$1,333,829	$697,517	$228,737

(2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	American Century VP Inflation Protection Portfolio I (3)	American Century VP Inflation Protection Portfolio II (3)	American Century VP International Portfolio (4)	American Century VP Ultra Portfolio (5)	American Century VP Value Portfolio (6)
Investment income:
Dividend income	$5,377	$447	$47,226	$—	$64,217

Expenses:
Mortality and expense risk and administrative charges	2,651	24	12,242	646	23,210

Net investment gain (loss)	2,726	423	34,984	(646)	41,007

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	23,012	451,970

Net realized (loss) gain from shares sold	(132,843)	(4,035)	(27,728)	35,919	1,085,807

Net unrealized appreciation (depreciation) on investments	111,091	1,865	94,138	(39,709)	(1,358,190)

Net realized and unrealized (loss) gain on investments	(21,752)	(2,170)	66,410	19,222	179,587

Decrease (increase) in net assets resulting from operations	$(19,026)	$(1,747)	$101,394	$18,576	$220,594

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® US VIP (7)	DWS Equity 500 Index VIP Fund
Investment income:
Dividend income	$3,936	$1,656	$2,236	$4,517	$22,486

Expenses:
Mortality and expense risk and administrative charges	7,764	2,211	3,832	1,533	1,342

Net investment (loss) gain	(3,828)	(555)	(1,596)	2,984	21,144

Realized and unrealized gain (loss) on investments
Capital gains distributions	65,790	—	2,661	—	107,120

Net realized (loss) gain from shares sold	(6,599)	(4,574)	8,260	71,466	(86)

Net unrealized appreciation (depreciation) on investments	46,997	14,812	78,599	(42,028)	271,927

Net realized and unrealized gain on investments	106,188	10,238	89,520	29,438	378,961

Increase in net assets resulting from operations	$102,360	$9,683	$87,924	$32,422	$400,105

(7)  On June 17, 2024, the DWS CROCI® US VIP was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio
Investment income:
Dividend income	$12,822	$20,442	$42,857	$232,879	$528,754

Expenses:
Mortality and expense risk and administrative charges	6,691	19,391	182,294	118,191	78,581

Net investment gain (loss)	6,131	1,051	(139,437)	114,688	450,173

Realized and unrealized gain (loss) on investments
Capital gains distributions	30,053	121,952	2,724,717	759,298	—

Net realized (loss) gain from shares sold	(14,155)	(11,849)	907,964	166,176	—

Net unrealized appreciation on investments	75,668	12,722	2,768,803	684,607	—

Net realized and unrealized gain on investments	91,566	122,825	6,401,484	1,610,081	—

Increase in net assets resulting from operations	$97,697	$123,876	$6,262,047	$1,724,769	$450,173

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio
Investment income:
Dividend income	$287	$279,269	$1,049,080	$306,834	$28,972

Expenses:
Mortality and expense risk and administrative charges	279,619	37,332	610,764	45,137	42,308

Net investment (loss) gain	(279,332)	241,937	438,316	261,697	(13,336)

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,191,455	—	50,291	—	677,123

Net realized gain (loss) from shares sold	1,633,254	(75,428)	3,301,101	(55,010)	154,168

Net unrealized (depreciation) appreciation on investments	(338,531)	183,907	13,425,186	(196,208)	(20,791)

Net realized and unrealized gain (loss) on investments	8,486,178	108,479	16,776,578	(251,218)	810,500

Increase in net assets resulting from operations	$8,206,846	$350,416	$17,214,894	$10,479	$797,164

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities
Investment income:
Dividend income	$197,956	$6,970	$44,092	$17,864	$7,087

Expenses:
Mortality and expense risk and administrative charges	88,015	4,684	14,484	8,701	3,157

Net investment gain	109,941	2,286	29,608	9,163	3,930

Realized and unrealized gain (loss) on investments
Capital gains distributions	544,031	94,834	—	—	25,988

Net realized gain (loss) from shares sold	468,934	9,909	12,060	(10,561)	2,566

Net unrealized depreciation on investments	(587,521)	(50,964)	(71,292)	(7,563)	(17,932)

Net realized and unrealized gain (loss) on investments	425,444	53,779	(59,232)	(18,124)	10,622

Increase (decrease) in net assets resulting from operations	$535,385	$56,065	$(29,624)	$(8,961)	$14,552

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund (8)
Investment income:
Dividend income	$16,238	$10,081	$—	$10,176	$4,161

Expenses:
Mortality and expense risk and administrative charges	5,756	8,013	2,504	2,387	431

Net investment gain (loss)	10,482	2,068	(2,504)	7,789	3,730

Realized and unrealized gain (loss) on investments
Capital gains distributions	16,886	24,917	—	—	—

Net realized loss from shares sold	(7,867)	(22,574)	(11,603)	(9,169)	(8,923)

Net unrealized appreciation on investments	60,101	109,788	52,898	3,995	8,109

Net realized and unrealized gain (loss) on investments	69,120	112,131	41,295	(5,174)	(814)

Increase in net assets resulting from operations	$79,602	$114,199	$38,791	$2,615	$2,916

(8)  On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I . Equity and Income Fund (8)	Invesco V.I. Health Care Fund
Investment income:
Dividend income	$8,345	$—	$—	$2,847	$—

Expenses:
Mortality and expense risk and administrative charges	2,435	439	9,656	1,024	25,322

Net investment gain (loss)	5,910	(439)	(9,656)	1,823	(25,322)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	2,328	—	6,954	—

Net realized (loss) gain from shares sold	(2,678)	3,723	(1,795)	134	12,263

Net unrealized appreciation on investments	2,582	1,081	232,067	2,367	103,751

Net realized and unrealized (loss) gain on investments	(96)	7,132	230,272	9,455	116,014

Increase in net assets resulting from operations	$5,814	$6,693	$220,616	$11,278	$90,692

(8)  On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	Invesco V.I. Technology Fund	Lincoln LVIP American Century Disciplined Core Value Fund (2)	Lincoln LVIP American Century Inflation Protection Fund (3)	Lincoln LVIP American Century International Fund (4)	Lincoln LVIP American Century Ultra Fund (5)
Investment income:
Dividend income	$—	$39,573	$40,653	$33,109	$—

Expenses:
Mortality and expense risk and administrative charges	26,741	24,534	5,617	26,443	1,606

Net investment (loss) gain	(26,741)	15,039	35,036	6,666	(1,606)

Realized and unrealized gain (loss) on investments
Capital gains distributions	138,828	—	—	—	3,886

Net realized (loss) gain from shares sold	(59,338)	15,243	2,471	9,489	2,889

Net unrealized appreciation (depreciation) on investments	846,462	214,210	(3,743)	(34,970)	52,904

Net realized and unrealized gain (loss) on investments	925,952	229,453	(1,272)	(25,481)	59,679

Increase (decrease) in net assets resulting from operations	$899,211	$244,492	$33,764	$(18,815)	$58,073

(2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	Lincoln LVIP American Century Value Fund (6)	Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF U.S. Real Estate Portfolio (9)	Neuberger Berman Trust Mid Cap Growth Class S
Investment income:
Dividend income	$215,287	$11,634	$11,984	$2,150	$—

Expenses:
Mortality and expense risk and administrative charges	51,037	11,267	517	51	5,203

Net investment gain (loss)	164,250	367	11,467	2,099	(5,203)

Realized and unrealized gain (loss) on investments
Capital gains distributions	87,415	21,942	—	—	47,568

Net realized gain (loss) from shares sold	32,933	34,005	(45,921)	15,814	11,683

Net unrealized appreciation (depreciation) on investments	284,452	93,298	99,229	(6,079)	96,797

Net realized and unrealized gain on investments	404,800	149,245	53,308	9,735	156,048

Increase in net assets resulting from operations	$569,050	$149,612	$64,775	$11,834	$150,845

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(9)  On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio
Investment income:
Dividend income	$—	$133,337	$7,085	$—	$84,253

Expenses:
Mortality and expense risk and administrative charges	5,121	19,029	23,604	25,812	39,595

Net investment (loss) gain	(5,121)	114,308	(16,519)	(25,812)	44,658

Realized and unrealized gain (loss) on investments
Capital gains distributions	41,667	—	152,629	154,348	342,237

Net realized gain (loss) from shares sold	32,651	(19,814)	126,371	319,434	2,140

Net unrealized appreciation on investments	84,620	26,660	430,122	527,162	119,855

Net realized and unrealized gain on investments	158,938	6,846	709,122	1,000,944	464,232

Increase in net assets resulting from operations	$153,817	$121,154	$692,603	$975,132	$508,890

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock
Investment income:
Dividend income	$—	$34,920	$133,537	$305,070	$288,620

Expenses:
Mortality and expense risk and administrative charges	22,146	13,417	60,385	45,067	343,077

Net investment (loss) gain	(22,146)	21,503	73,152	260,003	(54,457)

Realized and unrealized gain (loss) on investments
Capital gains distributions	230,635	42,241	—	—	3,202,903

Net realized gain (loss) from shares sold	60,280	(660)	(65,353)	(46,685)	1,463,597

Net unrealized (depreciation) appreciation on investments	(251,439)	67,553	835,525	(133,230)	3,652,630

Net realized and unrealized gain (loss) on investments	39,476	109,134	770,172	(179,915)	8,319,130

Increase in net assets resulting from operations	$17,330	$130,637	$843,324	$80,088	$8,264,673

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2024

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets
Investment income:
Dividend income	$130,312	$30,749	$35,648	$71,757

Expenses:
Mortality and expense risk and administrative charges	241,665	12,355	10,893	7,803

Net investment (loss) gain	(111,353)	18,394	24,755	63,954

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,031,290	—	—	—

Net realized (loss) gain from shares sold	(58,551)	(28,569)	18,048	(9,697)

Net unrealized appreciation (depreciation) on investments	2,795,776	18,220	(94,524)	(35,185)

Net realized and unrealized gain (loss) on investments	3,768,515	(10,349)	(76,476)	(44,882)

Increase (decrease) in net assets resulting from operations	$3,657,162	$8,045	$(51,721)	$19,072

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	AB VPS Discovery Value Portfolio Class A	AB VPS International Value Fund	AB VPS Relative Value Portfolio	AB VPS Sustainable International Thematic Portfolio (1)	Alger Capital Appreciation Fund
Net investment gain (loss)	$1,779	$57,377	$636	$(468)	$(28,817)

Realized and unrealized gain (loss) on investments
Capital gains distributions	90,136	—	3,164	—	—

Net realized (loss) gain from shares sold	(35,528)	21,369	216	(57,695)	123,632

Net unrealized appreciation on investments	100,971	39,485	5,848	56,099	1,291,765

Net realized and unrealized gain (loss) on investments	155,579	60,854	9,228	(1,596)	1,415,397

Increase (decrease) in net assets resulting from operations	157,358	118,231	9,864	(2,064)	1,386,580

Accumulation unit transactions:
Participant deposits	63,601	103,571	4,740	2,534	92,730
Transfers between investment sub- accounts and general account, net	(28,174)	46,035	—	(401)	(565)
Transfers between investment subaccounts, net	(18,413)	151,451	2,879	(303,683)	(221,899)
Net surrenders and lapses	(30,813)	(53,514)	(1,046)	(1,072)	(239,102)
Contract benefits	(337)	(673)	—	—	(1,448)
Loan collateral interest received	9,518	12,871	104	—	18,796
Transfers for policy loans	(28,166)	(38,924)	388	11	(37,717)
Contract charges	(72,322)	(107,387)	(4,157)	(1,996)	(105,061)
Other	10,019	13,081	368	(189)	14,520

Total net accumulation unit transactions	(95,087)	126,511	3,276	(304,796)	(479,746)

Increase (decrease) in net assets	62,271	244,742	13,140	(306,860)	906,834

Net assets, beginning of period	$1,788,648	$2,632,986	$80,839	$306,860	$3,104,495

Net assets, end of period	$1,850,919	$2,877,728	$93,979	$—	$4,011,329

(1)	On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	American Century VP Disciplined Core Value Fund (2)
Net investment (loss) gain	$(184,497)	$(39,837)	$(73,030)	$(31,208)	$3,508

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	581,929	—

Net realized gain (loss) from shares sold	712,238	(119,643)	(206,954)	75,015	(434,119)

Net unrealized appreciation on investments	7,263,794	714,763	1,613,813	71,781	659,348

Net realized and unrealized gain on investments	7,976,032	595,120	1,406,859	728,725	225,229

Increase in net assets resulting from operations	7,791,535	555,283	1,333,829	697,517	228,737

Accumulation unit transactions:
Participant deposits	569,768	251,665	216,543	104,333	40,907
Transfers between investment sub-accounts and general account, net	(69,396)	(56,002)	(61,710)	(507)	—
Transfers between investment subaccounts, net	(1,336,743)	108,988	(41,499)	(1,159,385)	(4,074,390)
Net surrenders and lapses	(479,368)	(239,811)	(232,418)	(365,612)	(93,212)
Contract benefits	(133,057)	(69,859)	(147,686)	(3,305)	—
Loan collateral interest received	113,699	76,326	30,611	14,972	6,335
Transfers for policy loans	(254,786)	(68,026)	28,840	(81,521)	(38,169)
Contract charges	(680,451)	(287,329)	(294,608)	(123,120)	(46,716)
Other	89,551	35,939	34,315	20,638	6,158

Total net accumulation unit transactions	(2,180,783)	(248,109)	(467,612)	(1,593,507)	(4,199,087)

Increase (decrease) in net assets	5,610,752	307,174	866,217	(895,990)	(3,970,350)

Net assets, beginning of period	$19,457,737	$7,738,558	$7,917,939	$5,782,054	$3,970,350

Net assets, end of period	$25,068,489	$8,045,732	$8,784,156	$4,886,064	$—

(2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	American Century VP Inflation Protection Portfolio I (3)	American Century VP Inflation Protection Portfolio II (3)	American Century VP International Portfolio (4)	American Century VP Ultra Portfolio (5)	American Century VP Value Portfolio (6)
Net investment gain (loss)	$2,726	$423	$34,984	$(646)	$41,007

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	23,012	451,970

Net realized (loss) gain from shares sold	(132,843)	(4,035)	(27,728)	35,919	1,085,807

Net unrealized appreciation (depreciation) on investments	111,091	1,865	94,138	(39,709)	(1,358,190)

Net realized and unrealized (loss) gain on investments	(21,752)	(2,170)	66,410	19,222	179,587

Decrease (increase) in net assets resulting from operations	(19,026)	(1,747)	101,394	18,576	220,594

Accumulation unit transactions:
Participant deposits	19,000	—	56,901	1,717	76,825
Transfers between investment sub- accounts and general account, net	(2,333)	—	(57,997)	46,063	(719)
Transfers between investment subaccounts, net	(1,043,236)	(99,542)	(4,790,834)	(305,429)	(9,235,921)
Net surrenders and lapses	(13,479)	—	(10,555)	—	(115,103)
Contract benefits	(1,932)	—	—	—	(6,398)
Loan collateral interest received	795	—	2,295	778	9,755
Transfers for policy loans	(1,102)	—	(8,469)	(802)	(38,499)
Contract charges	(18,253)	(355)	(49,891)	(3,295)	(89,653)
Other	1,633	1	7,113	3,058	13,122

Total net accumulation unit transactions	(1,058,907)	(99,896)	(4,851,437)	(257,910)	(9,386,591)

Decrease in net assets	(1,077,933)	(101,643)	(4,750,043)	(239,334)	(9,165,997)

Net assets, beginning of period	$1,077,933	$101,643	$4,750,043	$239,334	$9,165,997

Net assets, end of period	$—	$—	$—	$—	$—

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® US VIP (7)	DWS Equity 500 Index VIP Fund
Net investment (loss) gain	$(3,828)	$(555)	$(1,596)	$2,984	$21,144

Realized and unrealized gain (loss) on investments
Capital gains distributions	65,790	—	2,661	—	107,120

Net realized (loss) gain from shares sold	(6,599)	(4,574)	8,260	71,466	(86)

Net unrealized appreciation (depreciation) on investments	46,997	14,812	78,599	(42,028)	271,927

Net realized and unrealized gain on investments	106,188	10,238	89,520	29,438	378,961

Increase in net assets resulting from operations	102,360	9,683	87,924	32,422	400,105

Accumulation unit transactions:
Participant deposits	39,394	13,892	12,164	2,661	10,488
Transfers between investment sub-accounts and general account, net	(1,001)	—	—	(338)	—
Transfers between investment subaccounts, net	831	9,379	(7,165)	(392,913)	(3,343)
Net surrenders and lapses	(25,543)	(4,561)	(387)	(2,858)	—
Contract benefits	—	—	(2,058)	—	—
Loan collateral interest received	4,030	309	2,486	149	3,174
Transfers for policy loans	(12,143)	(10,665)	(2,947)	(159)	18,688
Contract charges	(31,423)	(7,204)	(17,327)	(3,477)	(12,673)
Other	4,626	1,180	2,136	832	261

Total net accumulation unit transactions	(21,229)	2,330	(13,098)	(396,103)	16,595

Increase (decrease) in net assets	81,131	12,013	74,826	(363,681)	416,700

Net assets, beginning of period	$874,405	$235,305	$373,358	$363,681	$1,619,615

Net assets, end of period	$955,536	$247,318	$448,184	$—	$2,036,315

(7)  On June 17, 2024, the DWS CROCI® US VIP was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio
Net investment gain (loss)	$6,131	$1,051	$(139,437)	$114,688	$450,173

Realized and unrealized gain (loss) on investments
Capital gains distributions	30,053	121,952	2,724,717	759,298	—

Net realized (loss) gain from shares sold	(14,155)	(11,849)	907,964	166,176	—

Net unrealized appreciation on investments	75,668	12,722	2,768,803	684,607	—

Net realized and unrealized gain on investments	91,566	122,825	6,401,484	1,610,081	—

Increase in net assets resulting from operations	97,697	123,876	6,262,047	1,724,769	450,173

Accumulation unit transactions:
Participant deposits	20,490	100,550	469,580	307,017	659,582
Transfers between investment sub-accounts and general account, net	—	(928)	(21,484)	32,263	(150,880)
Transfers between investment subaccounts, net	(145,187)	25,359	(579,474)	62,905	(452,425)
Net surrenders and lapses	(9,753)	(68,133)	(721,490)	(479,807)	(1,225,818)
Contract benefits	—	(336)	(281,504)	(50,024)	(1,893)
Loan collateral interest received	5,254	8,246	108,957	53,460	48,898
Transfers for policy loans	(4,943)	(31,932)	(151,277)	(76,852)	(79,616)
Contract charges	(16,284)	(84,979)	(720,821)	(392,098)	(1,150,644)
Other	3,364	11,060	101,775	64,552	41,640

Total net accumulation unit transactions	(147,059)	(41,093)	(1,795,738)	(478,584)	(2,311,156)

(Decrease) increase in net assets	(49,362)	82,783	4,466,309	1,246,185	(1,860,983)

Net assets, beginning of period	$1,039,269	$2,467,672	$19,669,387	$12,014,477	$11,453,121

Net assets, end of period	$989,907	$2,550,455	$24,135,696	$13,260,662	$9,592,138

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio
Net investment (loss) gain	$(279,332)	$241,937	$438,316	$261,697	$(13,336)

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,191,455	—	50,291	—	677,123

Net realized gain (loss) from shares sold	1,633,254	(75,428)	3,301,101	(55,010)	154,168

Net unrealized (depreciation) appreciation on investments	(338,531)	183,907	13,425,186	(196,208)	(20,791)

Net realized and unrealized gain (loss) on investments	8,486,178	108,479	16,776,578	(251,218)	810,500

Increase in net assets resulting from operations	8,206,846	350,416	17,214,894	10,479	797,164

Accumulation unit transactions:
Participant deposits	525,673	159,243	1,495,896	395,595	163,200
Transfers between investment sub- accounts and general account, net	(17,021)	(55,065)	(19,813)	(6,463)	(57,290)
Transfers between investment subaccounts, net	(706,994)	239,856	(237,367)	3,932,141	(24,641)
Net surrenders and lapses	(1,349,877)	(205,581)	(1,766,769)	(110,007)	(235,127)
Contract benefits	(187,788)	(9,583)	(185,777)	(16,535)	(8,775)
Loan collateral interest received	148,796	30,721	341,732	42,342	23,691
Transfers for policy loans	(349,335)	(71,118)	(834,825)	(67,314)	(39,472)
Contract charges	(906,850)	(167,944)	(2,162,832)	(365,276)	(158,526)
Other	171,747	21,411	376,991	27,716	24,143

Total net accumulation unit transactions	(2,671,649)	(58,060)	(2,992,764)	3,832,199	(312,797)

Increase in net assets	5,535,197	292,356	14,222,130	3,842,678	484,367

Net assets, beginning of period	$28,669,774	$4,365,975	$72,775,026	$5,554,945	$4,946,443

Net assets, end of period	$34,204,971	$4,658,331	$86,997,156	$9,397,623	$5,430,810

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities
Net investment gain	$109,941	$2,286	$29,608	$9,163	$3,930

Realized and unrealized gain (loss) on investments
Capital gains distributions	544,031	94,834	—	—	25,988

Net realized gain (loss) from shares sold	468,934	9,909	12,060	(10,561)	2,566

Net unrealized depreciation on investments	(587,521)	(50,964)	(71,292)	(7,563)	(17,932)

Net realized and unrealized gain (loss) on investments	425,444	53,779	(59,232)	(18,124)	10,622

Increase (decrease) in net assets resulting from operations	535,385	56,065	(29,624)	(8,961)	14,552

Accumulation unit transactions:
Participant deposits	319,125	20,500	69,988	46,345	9,838
Transfers between investment sub-accounts and general account, net	(45,665)	—	46,488	(500)	(4,200)
Transfers between investment subaccounts, net	(607,117)	23,774	88,932	35,482	7,307
Net surrenders and lapses	(407,907)	—	(69,119)	(19,863)	(143)
Contract benefits	(35,462)	—	(1,223)	(1,311)	—
Loan collateral interest received	67,940	650	12,236	5,118	938
Transfers for policy loans	(82,440)	(3,415)	(13,551)	(6,444)	(624)
Contract charges	(357,891)	(29,288)	(57,799)	(44,768)	(14,223)
Other	46,958	3,033	8,129	4,510	1,711

Total net accumulation unit transactions	(1,102,459)	15,254	84,081	18,569	604

(Decrease) increase in net assets	(567,074)	71,319	54,457	9,608	15,156

Net assets, beginning of period	$12,089,547	$604,477	$1,729,912	$953,628	$351,880

Net assets, end of period	$11,522,473	$675,796	$1,784,369	$963,236	$367,036

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund (8)
Net investment gain (loss)	$10,482	$2,068	$(2,504)	$7,789	$3,730

Realized and unrealized gain (loss) on investments
Capital gains distributions	16,886	24,917	—	—	—

Net realized loss from shares sold	(7,867)	(22,574)	(11,603)	(9,169)	(8,923)

Net unrealized appreciation on investments	60,101	109,788	52,898	3,995	8,109

Net realized and unrealized gain (loss) on investments	69,120	112,131	41,295	(5,174)	(814)

Increase in net assets resulting from operations	79,602	114,199	38,791	2,615	2,916

Accumulation unit transactions:
Participant deposits	24,922	43,274	19,460	28,592	542
Transfers between investment sub- accounts and general account, net	—	—	—	(447)	—
Transfers between investment subaccounts, net	(6,746)	10,749	(9,187)	20,364	(149,087)
Net surrenders and lapses	(10,260)	(19,564)	(22,704)	(3,849)	—
Contract benefits	(85)	—	—	—	—
Loan collateral interest received	2,564	3,582	2,765	1,341	—
Transfers for policy loans	(3,105)	(23,889)	(8,254)	(1,436)	—
Contract charges	(29,699)	(45,409)	(13,867)	(44,581)	(1,796)
Other	3,633	4,725	1,468	1,342	236

Total net accumulation unit transactions	(18,776)	(26,532)	(30,319)	1,326	(150,105)

Increase (decrease) in net assets	60,826	87,667	8,472	3,941	(147,189)

Net assets, beginning of period	$760,183	$1,020,443	$360,931	$308,637	$147,189

Net assets, end of period	$821,009	$1,108,110	$369,403	$312,578	$—

(8)  On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I . Equity and Income Fund (8)	Invesco V.I. Health Care Fund
Net investment gain (loss)	$5,910	$(439)	$(9,656)	$1,823	$(25,322)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	2,328	—	6,954	—

Net realized (loss) gain from shares sold	(2,678)	3,723	(1,795)	134	12,263

Net unrealized appreciation on investments	2,582	1,081	232,067	2,367	103,751

Net realized and unrealized (loss) gain on investments	(96)	7,132	230,272	9,455	116,014

Increase in net assets resulting from operations	5,814	6,693	220,616	11,278	90,692

Accumulation unit transactions:
Participant deposits	10,460	4,036	32,306	1,866	89,925
Transfers between investment sub-accounts and general account, net	(4,175)	—	(776)	—	(377)
Transfers between investment subaccounts, net	20,564	5,429	(22,331)	172,875	41,089
Net surrenders and lapses	(4,938)	—	(57,320)	—	(67,021)
Contract benefits	—	—	—	—	(727)
Loan collateral interest received	6,144	1,624	8,136	19	15,115
Transfers for policy loans	(5,915)	715	(16,607)	(19)	(24,245)
Contract charges	(17,505)	(4,416)	(37,984)	(4,104)	(104,037)
Other	1,348	(3,157)	5,067	549	15,343

Total net accumulation unit transactions	5,983	4,231	(89,509)	171,186	(34,935)

Increase in net assets	11,797	10,924	131,107	182,464	55,757

Net assets, beginning of period	$295,745	$52,573	$991,198	$—	$2,719,056

Net assets, end of period	$307,542	$63,497	$1,122,305	$182,464	$2,774,813

(8)  On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	Invesco V.I. Technology Fund	Lincoln LVIP American Century Disciplined Core Value Fund (2)	Lincoln LVIP American Century Inflation Protection Fund (3)	Lincoln LVIP American Century International Fund (4)	Lincoln LVIP American Century Ultra Fund (5)
Net investment (loss) gain	$(26,741)	$15,039	$35,036	$6,666	$(1,606)

Realized and unrealized gain (loss) on investments
Capital gains distributions	138,828	—	—	—	3,886

Net realized (loss) gain from shares sold	(59,338)	15,243	2,471	9,489	2,889

Net unrealized appreciation (depreciation) on investments	846,462	214,210	(3,743)	(34,970)	52,904

Net realized and unrealized gain (loss) on investments	925,952	229,453	(1,272)	(25,481)	59,679

Increase (decrease) in net assets resulting from operations	899,211	244,492	33,764	(18,815)	58,073

Accumulation unit transactions:
Participant deposits	70,936	85,612	46,862	114,620	5,599
Transfers between investment sub-accounts and general account, net	91,742	(15,686)	(1,399)	(373)	—
Transfers between investment subaccounts, net	(92,774)	4,114,020	1,159,678	5,015,293	295,667
Net surrenders and lapses	(104,087)	(131,296)	(19,941)	(78,590)	—
Contract benefits	—	(38,718)	—	(679)	—
Loan collateral interest received	10,294	8,298	5,206	19,031	396
Transfers for policy loans	(64,887)	(28,353)	(7,928)	(44,109)	(444)
Contract charges	(90,906)	(100,472)	(41,773)	(100,858)	(7,692)
Other	23,186	14,148	3,658	14,872	1,130

Total net accumulation unit transactions	(156,496)	3,907,553	1,144,363	4,939,207	294,656

Increase in net assets	742,715	4,152,045	1,178,127	4,920,392	352,729

Net assets, beginning of period	$2,753,970	$—	$—	$—	$—

Net assets, end of period	$3,496,685	$4,152,045	$1,178,127	$4,920,392	$352,729

(2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(5)  On April 26, 2024, the American Century VP Inflation Protection Portfolio and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	Lincoln LVIP American Century Value Fund (6)	Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF U.S. Real Estate Portfolio (9)	Neuberger Berman Trust Mid Cap Growth Class S
Net investment gain (loss)	$164,250	$367	$11,467	$2,099	$(5,203)

Realized and unrealized gain (loss) on investments
Capital gains distributions	87,415	21,942	—	—	47,568

Net realized gain (loss) from shares sold	32,933	34,005	(45,921)	15,814	11,683

Net unrealized appreciation (depreciation) on investments	284,452	93,298	99,229	(6,079)	96,797

Net realized and unrealized gain on investments	404,800	149,245	53,308	9,735	156,048

Increase in net assets resulting from operations	569,050	149,612	64,775	11,834	150,845

Accumulation unit transactions:
Participant deposits	158,300	39,979	6,077	—	23,055
Transfers between investment sub- accounts and general account, net	(17,106)	—	—	—	(437)
Transfers between investment subaccounts, net	9,391,190	10,669	(345,817)	(88,932)	(31,298)
Net surrenders and lapses	(370,065)	(86,810)	(21,014)	—	(23,236)
Contract benefits	(2,562)	—	—	—	—
Loan collateral interest received	15,987	6,532	113	—	2,806
Transfers for policy loans	(37,489)	(21,811)	(120)	—	(2,462)
Contract charges	(187,509)	(66,951)	(8,036)	(206)	(19,948)
Other	29,332	3,750	(8)	(1)	3,643

Total net accumulation unit transactions	8,980,078	(114,642)	(368,805)	(89,139)	(47,877)

Increase (decrease) in net assets	9,549,128	34,970	(304,030)	(77,305)	102,968

Net assets, beginning of period	$—	$1,403,651	$813,109	$77,305	$670,316

Net assets, end of period	$9,549,128	$1,438,621	$509,079	$—	$773,284

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(9)  On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio
Net investment (loss) gain	$(5,121)	$114,308	$(16,519)	$(25,812)	$44,658

Realized and unrealized gain (loss) on investments
Capital gains distributions	41,667	—	152,629	154,348	342,237

Net realized gain (loss) from shares sold	32,651	(19,814)	126,371	319,434	2,140

Net unrealized appreciation on investments	84,620	26,660	430,122	527,162	119,855

Net realized and unrealized gain on investments	158,938	6,846	709,122	1,000,944	464,232

Increase in net assets resulting from operations	153,817	121,154	692,603	975,132	508,890

Accumulation unit transactions:
Participant deposits	26,096	94,642	67,677	120,820	171,979
Transfers between investment sub-accounts and general account, net	(61,639)	(3,200)	(15,792)	89,148	(38,260)
Transfers between investment subaccounts, net	(26,807)	125,507	(69,915)	(228,994)	(55,620)
Net surrenders and lapses	(14,644)	(88,376)	(111,308)	(248,388)	(74,035)
Contract benefits	—	(3,868)	—	(11,687)	(935)
Loan collateral interest received	2,096	17,778	6,293	10,999	25,837
Transfers for policy loans	(9,644)	(30,190)	(71,876)	(32,934)	(57,283)
Contract charges	(17,044)	(113,942)	(91,663)	(105,326)	(193,986)
Other	2,490	11,531	13,493	23,516	25,611

Total net accumulation unit transactions	(99,096)	9,882	(273,091)	(382,846)	(196,692)

Increase in net assets	54,721	131,036	419,512	592,286	312,198

Net assets, beginning of period	$709,968	$2,308,820	$2,839,426	$2,963,402	$4,922,856

Net assets, end of period	$764,689	$2,439,856	$3,258,938	$3,555,688	$5,235,054

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock
Net investment (loss) gain	$(22,146)	$21,503	$73,152	$260,003	$(54,457)

Realized and unrealized gain (loss) on investments
Capital gains distributions	230,635	42,241	—	—	3,202,903

Net realized gain (loss) from shares sold	60,280	(660)	(65,353)	(46,685)	1,463,597

Net unrealized (depreciation) appreciation on investments	(251,439)	67,553	835,525	(133,230)	3,652,630

Net realized and unrealized gain (loss) on investments	39,476	109,134	770,172	(179,915)	8,319,130

Increase in net assets resulting from operations	17,330	130,637	843,324	80,088	8,264,673

Accumulation unit transactions:
Participant deposits	79,809	52,408	198,755	234,992	1,120,758
Transfers between investment sub-accounts and general account, net	(1,608)	(18,925)	(1,556)	(58,155)	(389,741)
Transfers between investment subaccounts, net	23,990	5,310	438,998	299,080	797,484
Net surrenders and lapses	(57,114)	—	(124,447)	(340,641)	(2,070,845)
Contract benefits	(990)	—	(67,072)	(18,290)	(331,893)
Loan collateral interest received	6,754	10	19,904	39,396	174,630
Transfers for policy loans	(17,992)	287	(162,535)	44,700	(367,415)
Contract charges	(91,820)	(49,645)	(264,114)	(275,665)	(1,467,475)
Other	12,152	7,333	29,891	28,207	187,743

Total net accumulation unit transactions	(46,819)	(3,222)	67,824	(46,376)	(2,346,754)

(Decrease) increase in net assets	(29,489)	127,415	911,148	33,712	5,917,919

Net assets, beginning of period	$2,487,974	$1,413,704	$6,665,806	$5,629,190	$40,835,874

Net assets, end of period	$2,458,485	$1,541,119	$7,576,954	$5,662,902	$46,753,793

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2024

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets
Net investment (loss) gain	$(111,353)	$18,394	$24,755	$63,954

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,031,290	—	—	—

Net realized (loss) gain from shares sold	(58,551)	(28,569)	18,048	(9,697)

Net unrealized appreciation (depreciation) on investments	2,795,776	18,220	(94,524)	(35,185)

Net realized and unrealized gain (loss) on investments	3,768,515	(10,349)	(76,476)	(44,882)

Increase (decrease) in net assets resulting from operations	3,657,162	8,045	(51,721)	19,072

Accumulation unit transactions:
Participant deposits	887,366	60,313	58,889	37,418
Transfers between investment sub-accounts and general account, net	(53,711)	24,336	(23,187)	(28,021)
Transfers between investment subaccounts, net	35,430	93,617	132,228	16,592
Net surrenders and lapses	(1,458,733)	(23,576)	(25,842)	(20,829)
Contract benefits	(89,205)	(268)	(270)	—
Loan collateral interest received	126,399	7,260	4,785	8,124
Transfers for policy loans	(160,408)	(19,040)	(15,423)	(12,943)
Contract charges	(1,111,407)	(65,156)	(70,289)	(55,137)
Other	131,171	7,808	6,363	4,915

Total net accumulation unit transactions	(1,693,098)	85,294	67,254	(49,881)

Increase (decrease) in net assets	1,964,064	93,339	15,533	(30,809)

Net assets, beginning of period	$29,026,080	$1,700,629	$1,317,392	$1,011,315

Net assets, end of period	$30,990,144	$1,793,968	$1,332,925	$980,506

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	AB VPS Discovery Value Portfolio Class A (1)	AB VPS International Value Fund	AB VPS Relative Value Portfolio (2)	AB VPS Sustainable International Thematic Portfolio (3)	Alger Capital Appreciation Fund
Net investment gain (loss)	$5,313	$1,478	$540	$(1,568)	$(22,856)

Realized and unrealized gain (loss) on investments
Capital gains distributions	142,673	—	5,762	10,300	—

Net realized (loss) gain from shares sold	(27,935)	(4,645)	(159)	(885)	6,599

Net unrealized appreciation on investments	135,188	363,293	1,920	25,330	1,005,602

Net realized and unrealized gain on investments	249,926	358,648	7,523	34,745	1,012,201

Increase in net assets resulting from operations	255,239	360,126	8,063	33,177	989,345

Accumulation unit transactions:
Participant deposits	78,598	118,425	3,717	12,526	101,703
Transfers between investment sub-accounts and general account, net	(74)	(119)	—	(1,194)	(32,608)
Transfers between investment subaccounts, net	17,511	(239,862)	287	4,696	(112,618)
Net surrenders and lapses	(61,960)	(80,728)	(2,174)	(6,378)	(151,808)
Contract benefits	(21,089)	(24,312)	—	(595)	—
Loan collateral interest received	9,599	12,181	170	576	16,751
Transfers for policy loans	(18,648)	(31,884)	1,365	(1,367)	(45,497)
Contract charges	(77,025)	(113,930)	(3,960)	(8,198)	(99,058)
Other	5,491	10,722	311	991	9,551

Total net accumulation unit transactions	(67,597)	(349,507)	(284)	1,057	(313,584)

Increase in net assets	187,642	10,619	7,779	34,234	675,761

Net assets, beginning of period	$1,601,006	$2,622,367	$73,060	$272,626	$2,428,734

Net assets, end of period	$1,788,648	$2,632,986	$80,839	$306,860	$3,104,495

(1)  On May 1, 2023, AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(3)  On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund (4)	Allspring VT Opportunity Fund	American Century VP Disciplined Core Value Fund (5)
Net investment (loss) gain	$(147,560)	$(62,510)	$(63,294)	$(31,140)	$26,551

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	446,940	—

Net realized loss from shares sold	(88,729)	(126,332)	(346,761)	(39,382)	(98,922)

Net unrealized appreciation on investments	5,126,238	1,228,245	1,719,927	830,085	363,822

Net realized and unrealized gain on investments	5,037,509	1,101,913	1,373,166	1,237,643	264,900

Increase in net assets resulting from operations	4,889,949	1,039,403	1,309,872	1,206,503	291,451

Accumulation unit transactions:
Participant deposits	644,352	262,576	237,820	125,976	141,390
Transfers between investment sub-accounts and general account, net	(2,278)	—	—	(1,078)	—
Transfers between investment subaccounts, net	(432,552)	228,090	40,555	(142,589)	53,732
Net surrenders and lapses	(553,516)	(182,668)	(368,093)	(143,032)	(183,344)
Contract benefits	(114,650)	(15,542)	(22,108)	—	—
Loan collateral interest received	106,002	72,774	30,411	16,146	10,876
Transfers for policy loans	(180,015)	(118,070)	(72,444)	(11,459)	(122,280)
Contract charges	(675,458)	(302,356)	(312,170)	(133,668)	(157,921)
Other	80,054	36,538	36,323	19,550	16,640

Total net accumulation unit transactions	(1,128,061)	(18,658)	(429,706)	(270,154)	(240,907)

Increase in net assets	3,761,888	1,020,745	880,166	936,349	50,544

Net assets, beginning of period	$15,695,849	$6,717,813	$7,037,773	$4,845,705	$3,919,806

Net assets, end of period	$19,457,737	$7,738,558	$7,917,939	$5,782,054	$3,970,350

(4)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

(5)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	American Century VP Inflation Protection Portfolio I (6)	American Century VP Inflation Protection Portfolio II (6)	American Century VP International Portfolio (7)	American Century VP Ultra Portfolio (8)	American Century VP Value Portfolio (9)
Net investment gain (loss)	$31,599	$3,263	$28,440	$(1,583)	$141,600

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	17,130	684,852

Net realized (loss) gain from shares sold	(13,001)	(24)	47,112	16,161	338,874

Net unrealized appreciation (depreciation) on investments	9,654	47	452,175	46,212	(456,811)

Net realized and unrealized (loss) gain on investments	(3,347)	23	499,287	79,503	566,915

Increase in net assets resulting from operations	28,252	3,286	527,727	77,920	708,515

Accumulation unit transactions:
Participant deposits	65,344	—	191,907	9,402	262,268
Transfers between investment sub-accounts and general account, net	(2,105)	—	(625)	—	(1,358)
Transfers between investment subaccounts, net	54,987	—	(39,313)	16,375	123,884
Net surrenders and lapses	(81,194)	—	(177,303)	(50,030)	(372,442)
Contract benefits	(18,987)	—	(26,976)	—	(36,029)
Loan collateral interest received	6,670	—	20,052	998	21,816
Transfers for policy loans	(14,205)	—	(45,162)	(4,443)	(162,204)
Contract charges	(60,586)	(1,168)	(161,547)	(8,589)	(292,970)
Other	5,533	—	21,057	1,732	37,661

Total net accumulation unit transactions	(44,543)	(1,168)	(217,910)	(34,555)	(419,374)

(Decrease) increase in net assets	(16,291)	2,118	309,817	43,365	289,141

Net assets, beginning of period	$1,094,224	$99,525	$4,440,226	$195,969	$8,876,856

Net assets, end of period	$1,077,933	$101,643	$4,750,043	$239,334	$9,165,997

(6)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Portfolio.

(7)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(8)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(9)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® US VIP (10)	DWS Equity 500 Index VIP Fund
Net investment (loss) gain	$(927)	$(1,214)	$(534)	$1,649	$18,080

Realized and unrealized gain (loss) on investments
Capital gains distributions	70,923	4,502	40,770	—	72,047

Net realized (loss) gain from shares sold	(17,804)	(3,861)	3,586	(5,343)	(4,343)

Net unrealized appreciation on investments	98,744	18,769	27,059	63,766	242,578

Net realized and unrealized gain on investments	151,863	19,410	71,415	58,423	310,282

Increase in net assets resulting from operations	150,936	18,196	70,881	60,072	328,362

Accumulation unit transactions:
Participant deposits	40,335	14,508	13,234	13,218	12,031
Transfers between investment sub-accounts and general account, net	(1,002)	—	—	(663)	—
Transfers between investment subaccounts, net	(20,577)	16,604	(5,195)	(12,107)	(1,950)
Net surrenders and lapses	(42,659)	(5,663)	(4,954)	(3,200)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	3,818	362	2,087	2,395	4,183
Transfers for policy loans	(10,108)	(391)	(5,931)	(4,511)	40,473
Contract charges	(31,957)	(7,627)	(16,393)	(8,304)	(12,631)
Other	3,972	842	1,376	1,678	—

Total net accumulation unit transactions	(58,178)	18,635	(15,776)	(11,494)	42,106

Increase in net assets	92,758	36,831	55,105	48,578	370,468

Net assets, beginning of period	$781,647	$198,474	$318,253	$315,103	$1,249,147

Net assets, end of period	$874,405	$235,305	$373,358	$363,681	$1,619,615

(10)  On June 17, 2024, the DWS CROCI® US VIP was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio
Net investment gain (loss)	$4,869	$440	$(54,977)	$117,160	$391,169

Realized and unrealized gain (loss) on investments
Capital gains distributions	22,528	86,288	634,336	331,418	—

Net realized (loss) gain from shares sold	(16,015)	(37,035)	615,341	121,783	—

Net unrealized appreciation on investments	130,631	251,482	3,817,478	508,014	—

Net realized and unrealized gain on investments	137,144	300,735	5,067,155	961,215	—

Increase in net assets resulting from operations	142,013	301,175	5,012,178	1,078,375	391,169

Accumulation unit transactions:
Participant deposits	21,248	103,115	502,894	313,352	749,507
Transfers between investment sub-accounts and general account, net	—	(967)	(18,623)	(432)	60,451
Transfers between investment subaccounts, net	16,297	94,328	(472,172)	37,477	3,985,499
Net surrenders and lapses	(3,750)	(115,101)	(307,670)	(636,134)	(435,014)
Contract benefits	—	(665)	(227,794)	(64,264)	(449,539)
Loan collateral interest received	4,498	7,614	108,498	50,399	44,028
Transfers for policy loans	(23,905)	(9,517)	(142,788)	(60,492)	(62,267)
Contract charges	(16,986)	(88,945)	(711,081)	(424,410)	(1,131,758)
Other	3,026	9,456	84,774	57,129	39,826

Total net accumulation unit transactions	428	(682)	(1,183,962)	(727,375)	2,800,733

Increase in net assets	142,441	300,493	3,828,216	351,000	3,191,902

Net assets, beginning of period	$896,828	$2,167,179	$15,841,171	$11,663,477	$8,261,219

Net assets, end of period	$1,039,269	$2,467,672	$19,669,387	$12,014,477	$11,453,121

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio
Net investment (loss) gain	$(184,043)	$203,700	$485,695	$99,508	$(9,321)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,199,107	—	605,684	—	127,696

Net realized gain (loss) from shares sold	1,386,405	(97,005)	2,685,335	(48,868)	3,476

Net unrealized appreciation on investments	5,315,617	276,076	11,225,350	230,526	499,223

Net realized and unrealized gain on investments	7,901,129	179,071	14,516,369	181,658	630,395

Increase in net assets resulting from operations	7,717,086	382,771	15,002,064	281,166	621,074

Accumulation unit transactions:
Participant deposits	583,833	163,269	1,477,492	339,651	173,925
Transfers between investment sub-accounts and general account, net	(1,616)	(1,143)	(3,194)	(4,131)	3,867
Transfers between investment subaccounts, net	(87,156)	186,473	84,712	389,929	30,969
Net surrenders and lapses	(1,137,403)	(166,031)	(1,759,126)	(154,953)	(205,500)
Contract benefits	(138,695)	(22,167)	(338,664)	(40,330)	(449)
Loan collateral interest received	132,699	25,023	329,979	39,570	22,817
Transfers for policy loans	(339,249)	(101,339)	(566,192)	(37,595)	(50,591)
Contract charges	(888,963)	(180,519)	(2,248,606)	(357,883)	(158,882)
Other	131,798	20,686	319,069	25,179	21,295

Total net accumulation unit transactions	(1,744,752)	(75,748)	(2,704,530)	199,437	(162,549)

Increase in net assets	5,972,334	307,023	12,297,534	480,603	458,525

Net assets, beginning of period	$22,697,440	$4,058,952	$60,477,492	$5,074,342	$4,487,918

Net assets, end of period	$28,669,774	$4,365,975	$72,775,026	$5,554,945	$4,946,443

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities
Net investment gain	$40,455	$2,881	$40,004	$17,112	$7,122

Realized and unrealized gain (loss) on investments
Capital gains distributions	30,108	21,348	—	—	20,668

Net realized gain (loss) from shares sold	340,101	1,282	(34,530)	(20,363)	(13,417)

Net unrealized appreciation on investments	1,658,951	73,296	300,662	95,017	52,677

Net realized and unrealized gain on investments	2,029,160	95,926	266,132	74,654	59,928

Increase in net assets resulting from operations	2,069,615	98,807	306,136	91,766	67,050

Accumulation unit transactions:
Participant deposits	351,061	14,057	73,361	51,915	11,540
Transfers between investment sub-accounts and general account, net	(1,674)	—	3,503	(483)	—
Transfers between investment subaccounts, net	(401,720)	32,503	(135,539)	47,358	(35,649)
Net surrenders and lapses	(431,531)	(3,900)	(105,855)	(24,595)	(79,724)
Contract benefits	(42,314)	—	(1,403)	(4,829)	—
Loan collateral interest received	62,738	611	11,864	6,631	891
Transfers for policy loans	(97,464)	879	(23,234)	(16,504)	(880)
Contract charges	(391,904)	(27,351)	(59,478)	(47,196)	(15,494)
Other	38,953	3,251	7,425	5,527	116

Total net accumulation unit transactions	(913,855)	20,050	(229,356)	17,824	(119,200)

Increase (decrease) in net assets	1,155,760	118,857	76,780	109,590	(52,150)

Net assets, beginning of period	$10,933,787	$485,620	$1,653,132	$844,038	$404,030

Net assets, end of period	$12,089,547	$604,477	$1,729,912	$953,628	$351,880

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund (11)
Net investment gain (loss)	$8,481	$(2,036)	$(2,235)	$6,506	$1,300

Realized and unrealized gain (loss) on investments
Capital gains distributions	62,003	53,287	—	—	—

Net realized loss from shares sold	(10,296)	(33,572)	(27,445)	(6,586)	(419)

Net unrealized appreciation on investments	25,304	92,650	111,187	11,835	14,266

Net realized and unrealized gain on investments	77,011	112,365	83,742	5,249	13,847

Increase in net assets resulting from operations	85,492	110,329	81,507	11,755	15,147

Accumulation unit transactions:
Participant deposits	26,609	44,229	16,548	23,200	1,778
Transfers between investment sub-accounts and general account, net	—	—	(361)	(448)	—
Transfers between investment subaccounts, net	3,540	27,016	(7,024)	17,249	805
Net surrenders and lapses	(7,713)	(20,937)	(49,498)	(612)	(124)
Contract benefits	(4,620)	(3,118)	—	(222)	—
Loan collateral interest received	2,525	2,873	2,743	1,265	19
Transfers for policy loans	671	(10,118)	2,792	(1,354)	(19)
Contract charges	(30,479)	(45,834)	(14,593)	(41,949)	(5,012)
Other	3,609	4,510	968	1,397	648

Total net accumulation unit transactions	(5,858)	(1,379)	(48,425)	(1,474)	(1,905)

Increase in net assets	79,634	108,950	33,082	10,281	13,242

Net assets, beginning of period	$680,549	$911,493	$327,849	$298,356	$133,947

Net assets, end of period	$760,183	$1,020,443	$360,931	$308,637	$147,189

(11) On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund
Net investment (loss) gain	$(2,423)	$18	$(8,746)	$(25,134)	$(20,875)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	—

Net realized (loss) gain from shares sold	(13,518)	6,338	(34,451)	(119,360)	(104,256)

Net unrealized appreciation on investments	38,454	4,047	153,739	204,167	1,051,488

Net realized and unrealized gain on investments	24,936	10,385	119,288	84,807	947,232

Increase in net assets resulting from operations	22,513	10,403	110,542	59,673	926,357

Accumulation unit transactions:
Participant deposits	11,099	4,226	34,164	99,517	83,627
Transfers between investment sub-accounts and general account, net	—	—	(1,566)	(927)	(1,021)
Transfers between investment subaccounts, net	(26,766)	(12,794)	43,251	(323,241)	(95,563)
Net surrenders and lapses	(16,027)	(26,065)	(86,235)	(175,402)	(116,303)
Contract benefits	—	—	—	(4,120)	(4,179)
Loan collateral interest received	5,499	1,185	6,712	12,520	7,900
Transfers for policy loans	(11,629)	(8,223)	(45,605)	(73,954)	(68,751)
Contract charges	(16,913)	(5,200)	(39,011)	(108,528)	(84,092)
Other	1,419	(533)	4,308	14,856	10,584

Total net accumulation unit transactions	(53,318)	(47,404)	(83,982)	(559,279)	(267,798)

(Decrease) increase in net assets	(30,805)	(37,001)	26,560	(499,606)	658,559

Net assets, beginning of period	$326,550	$89,574	$964,638	$3,218,662	$2,095,411

Net assets, end of period	$295,745	$52,573	$991,198	$2,719,056	$2,753,970

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	JP Morgan Insurance Trust Small Cap Core Portfolio (12)	Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class (12)	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (13)	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF U.S. Real Estate Portfolio (14)
Net investment gain	$3,807	$4,052	$112,039	$11,532	$1,540

Realized and unrealized gain (loss) on investments
Capital gains distributions	11,340	—	—	13,072	—

Net realized (loss) gain from shares sold	(199,626)	2,755	(759,267)	(28,876)	3

Net unrealized appreciation on investments	180,735	151,884	718,251	89,415	8,221

Net realized and unrealized (loss) gain on investments	(7,551)	154,639	(41,016)	73,611	8,224

Decrease (increase) in net assets resulting from operations	(3,744)	158,691	71,023	85,143	9,764

Accumulation unit transactions:
Participant deposits	17,523	28,561	—	8,740	—
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(1,248,005)	1,279,613	(2,695,622)	(23,202)	—
Net surrenders and lapses	(32,609)	(12,668)	—	(19,703)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	1,942	4,345	—	104	—
Transfers for policy loans	(1,574)	(14,176)	—	(111)	—
Contract charges	(22,296)	(45,053)	(16,513)	(8,345)	(245)
Other	1,454	4,338	(5)	(26)	—

Total net accumulation unit transactions	(1,283,565)	1,244,960	(2,712,140)	(42,543)	(245)

(Decrease) increase in net assets	(1,287,309)	1,403,651	(2,641,117)	42,600	9,519

Net assets, beginning of period	$1,287,309	$—	$2,641,117	$770,509	$67,786

Net assets, end of period	$—	$1,403,651	$—	$813,109	$77,305

(12) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

(13) On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

(14) On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	Neuberger Berman Trust Mid Cap Growth Class S	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio
Net investment (loss) gain	$(4,518)	$(4,570)	$90,583	$(10,100)	$(21,053)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	41,485	—

Net realized (loss) gain from shares sold	(2,677)	(8,416)	(34,726)	19,062	313,329

Net unrealized appreciation on investments	113,207	118,511	59,140	544,718	784,046

Net realized and unrealized gain on investments	110,530	110,095	24,414	605,265	1,097,375

Increase in net assets resulting from operations	106,012	105,525	114,997	595,165	1,076,322

Accumulation unit transactions:
Participant deposits	23,313	19,450	107,334	71,637	111,207
Transfers between investment sub-accounts and general account, net	(413)	—	(3,320)	—	(1,313)
Transfers between investment subaccounts, net	15,855	13,943	38,289	(54,466)	(147,463)
Net surrenders and lapses	(106,134)	(21,401)	(109,148)	(6,820)	(351,247)
Contract benefits	—	—	(40,873)	—	(1,665)
Loan collateral interest received	2,670	2,131	18,378	6,102	9,904
Transfers for policy loans	(4,808)	2,597	(19,548)	(14,927)	(19,647)
Contract charges	(19,277)	(18,986)	(121,153)	(88,304)	(99,172)
Other	1,835	1,964	10,679	12,082	9,509

Total net accumulation unit transactions	(86,959)	(302)	(119,362)	(74,696)	(489,887)

Increase (decrease) in net assets	19,053	105,223	(4,365)	520,469	586,435

Net assets, beginning of period	$651,263	$604,745	$2,313,185	$2,318,957	$2,376,967

Net assets, end of period	$670,316	$709,968	$2,308,820	$2,839,426	$2,963,402

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	T Rowe Price Equity Income Portfolio	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond
Net investment gain (loss)	$53,955	$(20,346)	$19,168	$32,607	$211,826

Realized and unrealized gain (loss) on investments
Capital gains distributions	202,187	91,875	3,836	—	—

Net realized (loss) gain from shares sold	(27,872)	82,803	(8,947)	(211,672)	(40,734)

Net unrealized appreciation (depreciation) on investments	158,691	(113,399)	164,133	1,199,452	111,259

Net realized and unrealized gain on investments	333,006	61,279	159,022	987,780	70,525

Increase in net assets resulting from operations	386,961	40,933	178,190	1,020,387	282,351

Accumulation unit transactions:
Participant deposits	198,423	75,142	40,206	189,331	272,538
Transfers between investment sub-accounts and general account, net	(1,378)	—	534	(188,837)	(3,852)
Transfers between investment subaccounts, net	130,721	68,107	(5,134)	120,162	178,165
Net surrenders and lapses	(223,767)	(150,023)	(14,229)	(170,473)	(238,763)
Contract benefits	(47,346)	(8,792)	—	(64,895)	(58,093)
Loan collateral interest received	22,360	7,071	325	20,350	36,956
Transfers for policy loans	(61,493)	(13,541)	4,937	(32,506)	(33,555)
Contract charges	(204,129)	(95,312)	(48,604)	(264,233)	(306,301)
Other	19,437	11,597	6,270	32,194	26,200

Total net accumulation unit transactions	(167,172)	(105,751)	(15,695)	(358,907)	(126,705)

Increase (decrease) in net assets	219,789	(64,818)	162,495	661,480	155,646

Net assets, beginning of period	$4,703,067	$2,552,792	$1,251,209	$6,004,326	$5,473,544

Net assets, end of period	$4,922,856	$2,487,974	$1,413,704	$6,665,806	$5,629,190

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2023

	Touchstone TVST Common Stock	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets
Net investment (loss) gain	$(134,830)	$(154,730)	$49,214	$27,896	$34,266

Realized and unrealized gain (loss) on investments
Capital gains distributions	2,474,471	123,597	—	—	—

Net realized (loss) gain from shares sold	(2,133,301)	(517,889)	(47,432)	36,078	(36,331)

Net unrealized appreciation (depreciation) on investments	8,501,732	4,555,568	142,438	(121,703)	103,641

Net realized and unrealized gain (loss) on investments	8,842,902	4,161,276	95,006	(85,625)	67,310

Increase (decrease) in net assets resulting from operations	8,708,072	4,006,546	144,220	(57,729)	101,576

Accumulation unit transactions:
Participant deposits	1,169,755	952,216	70,822	76,576	46,412
Transfers between investment sub-accounts and general account, net	(193,443)	(361,028)	(42)	(342)	(1,018)
Transfers between investment subaccounts, net	(860,408)	211,281	(25,983)	111,159	(56,752)
Net surrenders and lapses	(1,536,352)	(904,348)	(71,628)	(52,718)	(31,412)
Contract benefits	(266,791)	(262,622)	(7,539)	(9,133)	(13,926)
Loan collateral interest received	172,306	122,139	7,186	4,286	7,113
Transfers for policy loans	(143,800)	(240,258)	(19,184)	(10,247)	(16,295)
Contract charges	(1,522,068)	(1,170,282)	(73,425)	(91,737)	(62,083)
Other	158,153	118,428	5,872	6,340	4,402

Total net accumulation unit transactions	(3,022,648)	(1,534,474)	(113,921)	34,184	(123,559)

Increase (decrease) in net assets	5,685,424	2,472,072	30,299	(23,545)	(21,983)

Net assets, beginning of period	$35,150,450	$26,554,008	$1,670,330	$1,340,937	$1,033,298

Net assets, end of period	$40,835,874	$29,026,080	$1,700,629	$1,317,392	$1,011,315

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 1 – NATURE OF OPERATIONS

National Variable Life Insurance Account (the “Variable” Account) began operations on March 11, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable life insurance products. Equity Services, Inc., a controlled affiliate of National Life, is the principal underwriter for the variable life insurance policies issued by National Life.

National Life maintains four products within the Variable Account. The VariTrak product was established on March 11, 1996 and is used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as VariTrak. On May 1, 1998, National Life established the Estate Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Estate Provider. On February 12, 1999, National Life established the Benefit Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Benefit Provider. On December 23, 2008, National Life established the Investor Select product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Investor Select. Effective January 1, 2009, National Life no longer offers new issues of VariTrak, Estate Provider, Investor Select and Benefit Provider products.

The Variable Account invests the accumulated policyholder policy values in shares of mutual fund portfolios within AB VPS, Alger, Allspring VT, American Century VP, BNY Mellon, DWS, Fidelity VIP, Franklin Templeton VIP, Invesco I.O.V.I., Invesco V.I., Lincoln LVIP American Century, Lincoln LVIP JPMorgan, Morgan Stanley Variable Insurance Fund, Neuberger Berman Trust,T. Rowe Price, Touchstone TVST, and Van Eck VIPT. Net premiums received by the Variable Account are deposited in the portfolios as designated by the policyholder. Policyholders may also direct the allocations of their policy value to a declared interest account (within the General Account of National Life) and may transfer policy value between the portfolios within the Variable Account and the declared interest account.

There are 59 active sub-accounts within the Variable Account as of December 31, 2024. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated policyholder policy values of the underlying variable universal life insurance policies investing in the sub-account. The portfolios consist of the following:

AB VPS Discovery Value Portfolio Class A	Franklin Templeton VIP Mutual Shares Securities
AB VPS International Value Fund	Franklin Templeton VIP Small Cap Value
AB VPS Relative Value Portfolio	Franklin Templeton VIP Small-Midcap Growth II
AB VPS Sustainable International Thematic Portfolio	Franklin Templeton VIP US Government
Alger Capital Appreciation Fund	Invesco I.O.V.I Conservative Balanced Fund
Alger Large Cap Growth Fund	Invesco I.O.V.I Global Strategic Income Fund
Alger Small Cap Growth Fund	Invesco I.O.V.I Main Street Small Cap Fund
Allspring VT Discovery SMID Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund
Allspring VT Opportunity Fund	Invesco V.I. Health Care Fund
American Century VP Disciplined Core Value Fund	Invesco V.I. Technology Fund
American Century VP Inflation Protection Portfolio I	Invesco V.I . Equity and Income Fund
American Century VP Inflation Protection Portfolio II	Lincoln LVIP American Century Disciplined Core Value Fund
American Century VP International Portfolio	Lincoln LVIP American Century Inflation Protection Fund
American Century VP Ultra Portfolio	Lincoln LVIP American Century International Fund
American Century VP Value Portfolio	Lincoln LVIP American Century Ultra Fund
BNY Mellon Appreciation Portfolio	Lincoln LVIP American Century Value Fund

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 1 – NATURE OF OPERATIONS

BNY Mellon Opportunistic Small Cap Portfolio	Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class
BNY Mellon Sustainable U.S. Equity Portfolio,Inc.	Morgan Stanley VIF Emerging Markets Equity Portfolio
DWS CROCI® US VIP	Morgan Stanley VIF U.S. Real Estate Portfolio
DWS Equity 500 Index VIP Fund	Neuberger Berman Trust Mid Cap Growth Class S
DWS Small Cap Index Fund	Neuberger Berman Trust Mid Cap Growth Portfolio
DWS Small Mid Cap Value Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio
Fidelity VIP Contrafund Class 2 Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio
Fidelity VIP Equity Income Portfolio	T Rowe Price Blue Chip Growth Portfolio
Fidelity VIP Government Money Market Portfolio	T Rowe Price Equity Income Portfolio
Fidelity VIP Growth Portfolio	T Rowe Price Health Sciences Portfolio
Fidelity VIP High Income Portfolio	T Rowe Price Moderate Allocation
Fidelity VIP Index 500 II Portfolio	Touchstone TVST Balanced
Fidelity VIP Investment Grade Bond Portfolio	Touchstone TVST Bond
Fidelity VIP Mid Cap Class 2 Portfolio	Touchstone TVST Common Stock
Fidelity VIP Overseas Portfolio	Touchstone TVST Small Company
Fidelity VIP Value Strategies Portfolio	Van Eck VIPT Emerging Markets
Franklin Templeton VIP Foreign Securities	Van Eck VIPT Global Resources Fund
Franklin Templeton VIP Global Real Estate	Van Eck VIPT Unconstrained Emerging Markets
Franklin Templeton VIP Mutual Global Discovery Securities

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated. On April 26, 2024, the Invesco I.O. V.I. Conservative Balanced Fund was merged into Invesco V.I. Equity and Income Fund. On April 26, 2024, the American Century VP Disciplined Core Value Fund was merged into Lincoln LVIP American Century Disciplined Core Value Fund. On April 26, 2024, the American Century VP Inflation Protection I Portfolio and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund. On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund. On April 26, 2024, the American Century VP Ultra Fund was merged into Lincoln LVIP American Century Ultra Fund. On April 26, 2024, the American Century VP Value Fund was merged into Lincoln LVIP American Century Value Fund. On June 17, 2024, the DWS CROCI U.S. VIP Fund was liquidated. On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

On May 1, 2023, the AB VPS Small Midcap Value Fund, AB VPS Growth and Income Fund, and Allspring VT Discovery Fund was renamed to AB VPS Disovery Value Portfolio Class A, AB VPS Relative Value Portfolio, and Allspring VT Discovery SMID Cap Growth Fund, respectively. On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into Lincoln LVIP JPMorgan Small Cap Core Fund – Standard Class. On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

On May 1, 2021, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund. On December 6, 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 1 – NATURE OF OPERATIONS

On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund. On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund. On May 1, 2020, the BNY Mellon Quality Bond Portfolio was liquidated.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements:

Investment Valuation

The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 – inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 – inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2024, none of the Variable Account investments are considered Level 3.

The Variable Account invests in registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values as provided by the fund manager. The Fair Value Hierarchy level of the Variable Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. National Life's management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported.

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement. During 2024, there were no transfers between levels. The change in the difference between cost and market value during 2024, is reflected as unrealized appreciation (depreciation) in the Statements of Operations.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

Loans

Policyholders may obtain loans after the first policy year as outlined in the variable life insurance policy and variable universal life insurance policy. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

Policyholder Transactions

Policyholders may allocate amounts in their policy value to the Variable Account and to the guaranteed interest account of National Life’s General Account. Participant deposits are reduced by applicable deductions, charges and state premium taxes. Transfers between the Variable Account and the guaranteed interest account, net, are amounts that policyholders have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders, lapses and contract benefits are payments to policyholders and beneficiaries made under the terms of the policies and amounts that policyholders have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for policy benefits and terminations. Included in policy charges are administrative, cost of insurance, and other variable charges deducted monthly from the policies.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC). Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account. Based on this, no Federal income tax provision is required. National Life will review periodically the status of this policy in the event of changes in the tax law.

Subsequent Events

National Life considers events occurring after the balance sheet date through the date of this report to be subsequent events requiring disclosure.

New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of this standard did not impact the Account’s Statements of Net Assets, Statements of Operations or Statements of Changes in Net Assets.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

New Accounting Pronouncements (continued)

The Account’s chief operating decision maker (“CODM”) is a group of executives and business leaders within product actuarial, finance, legal and compliance associated with the Account. The CODM assesses performance and makes decisions about resource allocation. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the CODM to measure the segment’s performance, and to assess the allocation of resources across the segments. The measure of segment profit or loss is reported on the Statement of Operations as “Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are changes for mortality and expense risk and charges for administration charges which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 3 – CHARGES AND EXPENSES

The following tables describe the fees and expenses assessed when buying, owning and surrendering a Policy within each product of the Variable Account. Such charges reimburse National Life for the insurance, other benefits provided, policy administration and its assumption of mortality and expense risks. The mortality risk assumed is that the insured under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Charges and Deductions – VariTrak Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Tax Charge	Upon receipt of premium payment	3.25% of each premium payment (2.0% for qualified employee benefit plans)	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years, or 15 Policy Years following an increase in Face Amount	$0 - $2 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Deferred Sales Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years or following an increase in Face Amount	$1.10 to $37.75 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Withdrawal Fees	Upon making a withdrawal	Lesser of 2% of amount withdrawn or $25	Deducted from Withdrawal Amount
Transfer Fees	Upon making a transfer	$25 per transfer in excess of 5 transfers in any one Policy Year	Deducted from Transfer Amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender, or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Unit Liquidation from Policy Value
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of Policy	Unit liquidation from Policy Value
Mortality and Expense Risk Fees	Deducted Daily	Annual rate of 0.90% of the average daily net assets of each subaccount of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Administrative Fees	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 per month, plus $0.07 per $1000 of Face Amount	Unit liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Investor Select Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	6.00% of each premium payment	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 10 Policy Years or following an increase in Face Amount	Varies based on the characteristics of the insureds	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Policy Value Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.04% of Accumulated Value	Unit Liquidation from Policy Value
Policy Fee	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	$7.50 per month	Unit Liquidation from Policy Value
Expense Charge	On the Date of Issue of the Policy and on each Monthly Policy Date during the first 10 Policy Years, and for 10 years, following an increase in the Face Amount	Varies based on the face amount of the policy at issue, age of the insureds and other factors	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	$25 per withdrawal	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	0% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 per report	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Estate Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	7.40% - 10.40% depending on Policy Year	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse before the end of Policy Year 10, or the ten years after an increase in the Basic Coverage	Based on Joint Age at issue or time of increase; Level up to 5 years, declines thereafter each month by 1/60 of initial surrender charge	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Variable Account Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.75% - 0.90% in Policy Years 1 - 10	Unit Liquidation from Policy Value
Administrative Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 - $15.00 per month plus $0.08 to $0.09 per $1000 of basic coverage	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	The lesser of 2% of the Withdrawal amount or $25	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer in excess of 12 transfers in any one Policy Year	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Benefit Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Distribution Charge	Upon receipt of Premium Payment	5% - 15% of Premiums paid during the Policy Year up to the Target Premium, plus 0.5% - 2.5% of Premiums paid in excess of the Target Premium, depending on the Policy Year	Deducted from Premium Payment
Premium Tax Charge	Upon receipt of Premium Payment	Amount varies by State, and may range from 2% to as high as 12% in certain jurisdictions in Kentucky	Deducted from Premium Payment
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of the Policy	Unit liquidation from Policy Value
Policy Administration Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Currently $5.50 per month; Guaranteed not to exceed $8.00 per month	Unit liquidation from Policy Value
Underwriting Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$1.67 per month in Policy Year 1, and $3.75 per month in Policy Years 2 – 5	Unit liquidation from Policy Value
Mortality and Expense Risk Charge	Deducted Daily	Annual rate of 0% - 0.22% of the average daily net assets of each sub-account of the Variable Account; Guaranteed not to exceed Annual rate of 0.60%	Deducted from sub-accounts as a reduction in Unit Value
Variable Account Administration Charge	Deducted Daily	Annual Rate of 0.10% during the first 20 Policy Years, and annual rate of 0.07% thereafter	Deducted from sub-accounts as a reduction in Unit Value
Transfer Charge	Upon making a Transfer	$25 per Transfer in excess of 12 transfers in any one Policy Year	Deducted from Transfer amount
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 4 – INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2024 are set forth below:

Portfolio	Shares	Cost
AB VPS Discovery Value Portfolio Class A	101,033	$1,665,035
AB VPS International Value Fund	190,326	$2,650,416
AB VPS Relative Value Portfolio	2,966	$87,285
AB VPS Sustainable International Thematic Portfolio (1)	—	$—
Alger Capital Appreciation Fund	34,619	$2,871,583
Alger Large Cap Growth Fund	281,068	$18,914,932
Alger Small Cap Growth Fund	451,754	$10,362,423
Allspring VT Discovery SMID Cap Growth Fund	363,432	$9,401,975
Allspring VT Opportunity Fund	181,908	$4,550,498
American Century VP Disciplined Core Value Fund (2)	—	$—
American Century VP Inflation Protection Portfolio I (3)	—	$—
American Century VP Inflation Protection Portfolio II (3)	—	$—
American Century VP International Portfolio (4)	—	$—
American Century VP Ultra Portfolio (5)	—	$—
American Century VP Value Portfolio (6)	—	$—
BNY Mellon Appreciation Portfolio	26,186	$960,892
BNY Mellon Opportunistic Small Cap Portfolio	5,678	$234,918
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	8,074	$308,495
DWS CROCI® US VIP (7)	—	$—
DWS Equity 500 Index VIP Fund	65,455	$1,776,731
DWS Small Cap Index Fund	68,175	$975,837
DWS Small Mid Cap Value Portfolio	184,682	$2,287,081
Fidelity VIP Contrafund Class 2 Portfolio	416,564	$16,673,951
Fidelity VIP Equity Income Portfolio	498,709	$11,456,413
Fidelity VIP Government Money Market Portfolio	9,592,138	$9,592,139
Fidelity VIP Growth Portfolio	352,847	$28,830,783
Fidelity VIP High Income Portfolio	986,934	$5,047,668
Fidelity VIP Index 500 II Portfolio	152,755	$36,564,004
Fidelity VIP Investment Grade Bond Portfolio	855,885	$10,341,992
Fidelity VIP Mid Cap Class 2 Portfolio	144,590	$5,191,284
Fidelity VIP Overseas Portfolio	452,394	$9,892,300
Fidelity VIP Value Strategies Portfolio	43,572	$637,439
Franklin Templeton VIP Foreign Securities	129,678	$1,726,702
Franklin Templeton VIP Global Real Estate	78,503	$1,082,802
Franklin Templeton VIP Mutual Global Discovery Securities	19,980	$342,649
Franklin Templeton VIP Mutual Shares Securities	50,092	$815,295
Franklin Templeton VIP Small Cap Value	77,382	$1,047,209
Franklin Templeton VIP Small-Midcap Growth II	24,977	$285,991
Franklin Templeton VIP US Government	29,969	$342,222
Invesco I.O.V.I Conservative Balanced Fund (8)	—	$—

(1)	On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated.
(2)	On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.
(3)	On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.
(4)	On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.
(5)	On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.
(6)	On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.
(7)	On June 17, 2024, the DWS CROCI® US VIP was liquidated.
(8)	On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 4 – INVESTMENTS

Portfolio	Shares	Cost
Invesco I.O.V.I Global Strategic Income Fund	69,580	$333,019
Invesco I.O.V.I Main Street Small Cap Fund	2,073	$55,211
Invesco V.I. Discovery Mid Cap Growth Fund	14,383	$1,037,323
Invesco V.I . Equity and Income Fund (8)	10,529	$180,097
Invesco V.I. Health Care Fund	102,809	$2,855,040
Invesco V.I. Technology Fund	146,920	$2,940,518
Lincoln LVIP American Century Disciplined Core Value Fund (2)	484,769	$3,937,835
Lincoln LVIP American Century Inflation Protection Fund (3)	128,254	$1,181,869
Lincoln LVIP American Century International Fund (4)	460,538	$4,955,362
Lincoln LVIP American Century Ultra Fund (5)	11,622	$299,825
Lincoln LVIP American Century Value Fund (6)	780,859	$9,264,676
Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class	65,934	$1,185,195
Morgan Stanley VIF Emerging Markets Equity Portfolio	37,078	$471,502
Morgan Stanley VIF U.S. Real Estate Portfolio (9)	—	$—
Neuberger Berman Trust Mid Cap Growth Class S	29,049	$727,315
Neuberger Berman Trust Mid Cap Growth Portfolio	24,447	$710,661
Neuberger Berman Trust Short Duration Bond Portfolio	252,573	$2,597,861
Neuberger Berman Trust Sustainable Equity Portfolio	81,616	$2,253,863
T Rowe Price Blue Chip Growth Portfolio	63,100	$2,446,054
T Rowe Price Equity Income Portfolio	185,509	$4,918,812
T Rowe Price Health Sciences Portfolio	51,627	$2,456,209
T Rowe Price Moderate Allocation	73,597	$1,517,943
Touchstone TVST Balanced	583,291	$7,006,066
Touchstone TVST Bond	667,795	$6,403,547
Touchstone TVST Common Stock	3,664,090	$35,472,729
Touchstone TVST Small Company	2,088,979	$28,514,887
Van Eck VIPT Emerging Markets	195,634	$2,302,218
Van Eck VIPT Global Resources Fund	52,936	$1,133,412
Van Eck VIPT Unconstrained Emerging Markets	134,685	$1,080,678

(2)	On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)	On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)	On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)	On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)	On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(8)	On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

(9)	On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2024 are set forth below:

		Sales
Portfolio	Purchases	Proceeds
AB VPS Discovery Value Portfolio Class A	$275,682	$278,853
AB VPS International Value Fund	$524,864	$340,977
AB VPS Relative Value Portfolio	$14,338	$7,263
AB VPS Sustainable International Thematic Portfolio (1)	$8,214	$313,477
Alger Capital Appreciation Fund	$212,018	$720,580
Alger Large Cap Growth Fund	$1,364,144	$3,729,426
Alger Small Cap Growth Fund	$822,747	$1,110,694
Allspring VT Discovery SMID Cap Growth Fund	$545,532	$1,086,174
Allspring VT Opportunity Fund	$871,458	$1,914,245
American Century VP Disciplined Core Value Fund (2)	$91,089	$4,286,671
American Century VP Inflation Protection Portfolio I (3)	$51,221	$1,107,402
American Century VP Inflation Protection Portfolio II (3)	$448	$99,920
American Century VP International Portfolio (4)	$227,987	$5,044,440
American Century VP Ultra Portfolio (5)	$96,853	$332,397
American Century VP Value Portfolio (6)	$766,941	$9,660,555
BNY Mellon Appreciation Portfolio	$139,514	$98,781
BNY Mellon Opportunistic Small Cap Portfolio	$31,432	$29,657
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$34,972	$47,004
DWS CROCI® US VIP (7)	$8,269	$401,388
DWS Equity 500 Index VIP Fund	$171,360	$26,501
DWS Small Cap Index Fund	$96,450	$207,325
DWS Small Mid Cap Value Portfolio	$379,949	$298,037
Fidelity VIP Contrafund Class 2 Portfolio	$3,859,284	$3,069,743
Fidelity VIP Equity Income Portfolio	$1,733,831	$1,338,429
Fidelity VIP Government Money Market Portfolio	$35,072,866	$36,933,849
Fidelity VIP Growth Portfolio	$8,585,688	$4,345,214
Fidelity VIP High Income Portfolio	$804,303	$620,427
Fidelity VIP Index 500 II Portfolio	$4,118,406	$6,622,562
Fidelity VIP Investment Grade Bond Portfolio	$4,893,823	$799,928
Fidelity VIP Mid Cap Class 2 Portfolio	$1,224,081	$873,091
Fidelity VIP Overseas Portfolio	$1,720,877	$2,169,363
Fidelity VIP Value Strategies Portfolio	$174,917	$62,541
Franklin Templeton VIP Foreign Securities	$295,235	$181,545
Franklin Templeton VIP Global Real Estate	$138,039	$110,307
Franklin Templeton VIP Mutual Global Discovery Securities	$77,042	$46,520
Franklin Templeton VIP Mutual Shares Securities	$73,023	$64,431
Franklin Templeton VIP Small Cap Value	$119,342	$118,890
Franklin Templeton VIP Small-Midcap Growth II	$35,189	$68,013
Franklin Templeton VIP US Government	$77,596	$68,481
Invesco I.O.V.I Conservative Balanced Fund (8)	$28,079	$174,453

(1)	On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated.

(2)	On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)	On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)	On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)	On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)	On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(7)	On June 17, 2024, the DWS CROCI® US VIP was liquidated.

(8)	On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
Invesco I.O.V.I Global Strategic Income Fund	$48,490	$36,598
Invesco I.O.V.I Main Street Small Cap Fund	$41,185	$39,512
Invesco V.I. Discovery Mid Cap Growth Fund	$78,770	$177,936
Invesco V.I . Equity and Income Fund (8)	$185,276	$5,313
Invesco V.I. Health Care Fund	$219,785	$280,042
Invesco V.I. Technology Fund	$394,478	$438,887
Lincoln LVIP American Century Disciplined Core Value Fund (2)	$4,281,191	$358,598
Lincoln LVIP American Century Inflation Protection Fund (3)	$1,289,319	$109,920
Lincoln LVIP American Century International Fund (4)	$5,384,712	$438,839
Lincoln LVIP American Century Ultra Fund (5)	$327,977	$31,042
Lincoln LVIP American Century Value Fund (6)	$9,999,411	$767,668
Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class	$139,744	$240,320
Morgan Stanley VIF Emerging Markets Equity Portfolio	$26,435	$383,773
Morgan Stanley VIF U.S. Real Estate Portfolio (9)	$2,150	$89,191
Neuberger Berman Trust Mid Cap Growth Class S	$95,132	$100,643
Neuberger Berman Trust Mid Cap Growth Portfolio	$149,103	$211,655
Neuberger Berman Trust Short Duration Bond Portfolio	$548,583	$424,392
Neuberger Berman Trust Sustainable Equity Portfolio	$315,427	$452,408
T Rowe Price Blue Chip Growth Portfolio	$535,665	$789,975
T Rowe Price Equity Income Portfolio	$824,070	$633,868
T Rowe Price Health Sciences Portfolio	$390,131	$228,461
T Rowe Price Moderate Allocation	$142,922	$82,400
Touchstone TVST Balanced	$911,542	$770,566
Touchstone TVST Bond	$1,213,770	$1,000,142
Touchstone TVST Common Stock	$7,028,556	$6,226,864
Touchstone TVST Small Company	$3,105,495	$3,889,240
Van Eck VIPT Emerging Markets	$299,267	$195,578
Van Eck VIPT Global Resources Fund	$305,933	$213,923
Van Eck VIPT Unconstrained Emerging Markets	$210,385	$196,312

(2)	On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)	On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)	On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)	On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)	On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(8)	On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

(9)	On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2024 are set forth below:

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
AB VPS Discovery Value Portfolio Class A	28,332.99	2,719.24	1,884.27	—	963.51	138.45	45.19	—	(874.40)	24.44	(11.44)	—	(1,953.50)	(36.30)	(68.32)	—	26,468.60	2,845.83	1,849.70	—
AB VPS International Value Fund	115,925.10	18,260.33	7,697.24	—	4,515.04	897.49	157.39	—	9,538.42	759.43	473.18	—	(9,062.79)	(341.69)	(234.75)	—	120,915.77	19,575.56	8,093.06	—
AB VPS Relative Value Portfolio	4,617.29	776.26	—	—	192.68	81.78	—	—	143.52	28.78	—	—	(169.20)	(80.74)	—	—	4,784.29	806.08	—	—
AB VPS Sustainable International Thematic Portfolio (1)	7,379.87	3,130.19	1,620.91	—	56.37	33.04	10.78	—	(7,369.19)	(3,108.95)	(1,625.38)	—	(67.05)	(54.28)	(6.31)	—	—	—	—	—
Alger Capital Appreciation Fund	45,620.93	1,595.10	1,015.43	6,930.58	1,105.92	59.18	76.29	53.60	(2,764.16)	(117.14)	—	—	(4,538.06)	(45.25)	(79.69)	(33.34)	39,424.63	1,491.89	1,012.03	6,950.84
Alger Large Cap Growth Fund	216,163.54	7,109.25	17,988.29	2,802.85	5,282.82	247.06	319.34	0.98	(12,833.23)	(271.58)	(1,885.25)	—	(13,270.07)	(79.01)	(228.58)	(25.55)	195,343.06	7,005.72	16,193.80	2,778.28
Alger Small Cap Growth Fund	179,098.18	439.59	169.66	729.83	5,489.56	13.65	0.52	10.27	1,164.95	3.09	—	—	(12,108.15)	(45.53)	(0.45)	(6.01)	173,644.54	410.80	169.73	734.09
Allspring VT Discovery SMID Cap Growth Fund	127,538.05	—	7,744.39	423.35	3,311.06	—	41.32	7.23	(1,540.05)	—	(56.15)	—	(8,427.29)	—	(514.83)	(1.92)	120,881.77	—	7,214.73	428.66
Allspring VT Opportunity Fund	46,720.61	—	10,816.85	7,767.16	1,143.60	—	188.53	—	(1,108.65)	—	(82.59)	(5,525.48)	(5,981.62)	—	(347.71)	(205.32)	40,773.94	—	10,575.08	2,036.36
American Century VP Disciplined Core Value Fund (2)	96,048.93	—	6,349.84	249.41	1,014.02	—	0.64	—	(93,728.55)	—	(5,731.75)	(248.73)	(3,334.40)	—	(618.73)	(0.68)	—	—	—	—
American Century VP Inflation Protection Portfolio I (3)	53,880.64	1,974.22	9,708.91	—	1,144.15	53.62	9.77	—	(53,064.58)	(1,996.93)	(9,659.48)	—	(1,960.21)	(30.91)	(59.20)	—	—	—	—	—
American Century VP Inflation Protection Portfolio II (3)	—	—	—	55,313.52	—	—	—	—	—	—	—	(55,117.41)	—	—	—	(196.11)	—	—	—	—
American Century VP International Portfolio (4)	155,092.12	10,318.64	12,981.92	—	1,814.45	154.50	122.38	—	(154,766.87)	(10,441.06)	(13,048.41)	—	(2,139.70)	(32.08)	(55.89)	—	—	—	—	—
American Century VP Ultra Portfolio (5)	2,759.12	—	948.30	—	25.89	—	—	—	(2,779.35)	—	(949.75)	—	(5.66)	—	1.45	—	—	—	—	—
American Century VP Value Portfolio (6)	131,055.75	2,684.19	11,164.57	16,868.20	1,231.07	32.51	37.68	—	(129,423.19)	(2,686.53)	(10,716.48)	(16,347.93)	(2,863.63)	(30.17)	(485.77)	(520.27)	—	—	—	—
BNY Mellon Appreciation Portfolio	17,116.86	—	1,171.99	—	797.47	—	—	—	18.83	—	(17.61)	—	(1,230.91)	—	5.64	—	16,702.25	—	1,160.02	—
BNY Mellon Opportunistic Small Cap Portfolio	9,041.17	—	—	—	742.79	—	—	—	501.50	—	—	—	(1,119.68)	—	—	—	9,165.78	—	—	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	12,319.82	—	30.96	—	345.36	—	—	—	(203.43)	—	—	—	(509.93)	—	(3.46)	—	11,951.82	—	27.50	—
DWS CROCI® US VIP (7)	17,714.07	—	203.34	—	117.69	—	2.46	—	(17,582.49)	—	(205.23)	—	(249.27)	—	(0.57)	—	—	—	—	—
DWS Equity 500 Index VIP Fund	—	—	—	23,065.50	—	—	—	139.49	—	—	—	(44.46)	—	—	—	125.69	—	—	—	23,286.22
DWS Small Cap Index Fund	15,264.55	1,535.97	—	4,812.84	372.08	97.08	—	—	290.87	(22.90)	—	(2,596.94)	(355.62)	(23.94)	—	(95.53)	15,571.88	1,586.21	—	2,120.37
DWS Small Mid Cap Value Portfolio	58,876.08	4,603.77	4,999.07	—	2,199.50	398.98	85.01	—	626.31	(105.89)	121.12	—	(4,228.48)	(170.72)	(71.32)	—	57,473.41	4,726.14	5,133.88	—
Fidelity VIP Contrafund Class 2 Portfolio	153,690.27	4,189.57	27,623.84	—	3,271.00	140.05	260.77	—	(3,941.21)	181.40	(900.07)	—	(12,207.29)	(57.49)	(533.88)	—	140,812.77	4,453.53	26,450.66	—
Fidelity VIP Equity Income Portfolio	88,047.56	441.67	1,112.00	—	1,947.44	20.14	19.00	—	613.11	(7.57)	(8.48)	—	(5,607.60)	(18.23)	(34.97)	—	85,000.51	436.01	1,087.55	—
Fidelity VIP Government Money Market Portfolio	521,128.80	13,074.79	81,922.12	1,999,035.90	43,339.32	1,932.42	1,780.39	—	115,248.46	14,560.97	10,665.73	(1,724,409.16)	(137,259.05)	(10,531.17)	(4,536.91)	(166,473.42)	542,457.53	19,037.01	89,831.33	108,153.32
Fidelity VIP Growth Portfolio	106,456.45	534.57	27,860.81	—	1,653.50	28.52	318.57	—	(2,164.80)	(45.57)	(777.40)	—	(8,012.56)	(10.45)	(933.47)	—	97,932.59	507.07	26,468.51	—
Fidelity VIP High Income Portfolio	65,879.90	1,053.49	18,756.93	—	2,411.96	67.45	303.68	—	2,539.80	(191.66)	1,178.91	—	(6,092.76)	46.10	(971.16)	—	64,738.90	975.38	19,268.36	—
Fidelity VIP Index 500 II Portfolio	391,623.93	39,508.96	205,239.75	—	7,356.36	504.64	3,569.84	—	(960.98)	(147.24)	(1,310.49)	—	(22,349.33)	(1,108.98)	(6,579.72)	—	375,669.98	38,757.38	200,919.38	—

(1)  On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated.

(2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(7)  On June 17, 2024, the DWS CROCI® US VIP was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
Fidelity VIP Investment Grade Bond Portfolio	219,157.33	3,740.21	30,586.21	67,481.33	16,562.73	132.40	892.91	12,159.44	11,601.51	761.37	2,361.64	1,169,006.47	(22,616.41)	(217.12)	(534.17)	(5,653.87)	224,705.16	4,416.86	33,306.59	1,242,993.37
Fidelity VIP Mid Cap Class 2 Portfolio	80,643.66	3,615.95	6,790.42	—	2,529.40	195.25	70.29	—	(1,168.73)	(157.44)	(74.39)	—	(6,537.54)	(62.09)	(155.28)	—	75,466.79	3,591.67	6,631.04	—
Fidelity VIP Overseas Portfolio	163,696.04	11,725.67	14,980.23	419,389.70	5,119.62	386.00	120.80	2,412.77	3,373.26	95.04	244.10	(145,636.93)	(11,702.57)	(235.92)	(962.73)	(12,686.88)	160,486.35	11,970.79	14,382.40	263,478.66
Fidelity VIP Value Strategies Portfolio	6,250.30	572.54	1,657.30	—	127.41	41.46	102.79	—	481.41	(16.76)	(70.09)	—	(243.40)	(12.90)	(143.31)	—	6,615.72	584.34	1,546.69	—
Franklin Templeton VIP Foreign Securities	74,310.48	1,277.62	10,014.51	—	3,487.89	105.62	114.40	—	5,758.45	869.83	312.84	—	(6,378.38)	(30.34)	(98.85)	—	77,178.44	2,222.73	10,342.90	—
Franklin Templeton VIP Global Real Estate	51,192.68	—	531.38	—	2,881.97	—	—	—	2,173.37	—	5.67	—	(3,902.64)	—	0.05	—	52,345.38	—	537.10	—
Franklin Templeton VIP Mutual Global Discovery Securities	10,403.79	518.60	116.08	—	290.20	36.34	—	—	187.47	48.70	(114.72)	—	(407.77)	(10.47)	(1.36)	—	10,473.69	593.17	—	—
Franklin Templeton VIP Mutual Shares Securities	20,708.18	1,777.54	4,102.55	—	733.93	70.63	12.30	—	(314.48)	69.22	—	—	(1,230.41)	(2.02)	(18.78)	—	19,897.22	1,915.37	4,096.07	—
Franklin Templeton VIP Small Cap Value	18,623.77	1,311.49	2,948.56	—	699.60	127.70	47.70	—	232.03	(54.47)	98.79	—	(1,506.53)	(5.24)	(155.76)	—	18,048.87	1,379.48	2,939.29	—
Franklin Templeton VIP Small-Midcap Growth II	6,443.43	1,373.42	—	—	248.17	224.00	—	—	(123.39)	(97.01)	—	—	(782.03)	(96.51)	—	—	5,786.18	1,403.90	—	—
Franklin Templeton VIP US Government	22,585.64	1,793.64	2,159.49	—	2,217.39	69.71	291.95	—	2,120.38	(144.63)	(70.21)	—	(3,852.17)	(98.58)	(343.97)	—	23,071.24	1,620.14	2,037.26	—
Invesco I.O.V.I Conservative Balanced Fund (8)	11,268.17	776.60	—	—	18.50	23.99	—	—	(11,167.39)	(794.67)	—	—	(119.28)	(5.92)	—	—	—	—	—	—
Invesco I.O.V.I Global Strategic Income Fund	27,343.98	2,817.28	426.17	—	943.46	134.38	—	—	1,958.84	165.92	(421.08)	—	(2,136.11)	(22.92)	(5.09)	—	28,110.17	3,094.66	—	—
Invesco I.O.V.I Main Street Small Cap Fund	2,760.79	556.55	—	—	2.14	55.21	—	—	3.57	8.93	—	—	(3.05)	(45.31)	—	—	2,763.45	575.38	—	—
Invesco V.I. Discovery Mid Cap Growth Fund	75,334.10	—	—	164.50	2,189.16	—	—	—	(1,565.82)	—	—	—	(6,687.78)	—	—	(0.76)	69,269.66	—	—	163.74
Invesco V.I . Equity and Income Fund (8)	—	—	—	—	123.94	62.05	—	—	16,150.20	1,098.57	—	—	(341.33)	(13.39)	—	—	15,932.81	1,147.23	—	—
Invesco V.I. Health Care Fund	77,034.54	—	3,886.57	5,039.19	2,457.98	—	101.04	—	1,201.87	—	(25.49)	—	(4,480.75)	—	(217.91)	(21.31)	76,213.64	—	3,744.21	5,017.88
Invesco V.I. Technology Fund	129,880.93	—	5,605.98	15,572.43	2,901.80	—	59.26	—	148.38	—	(182.19)	—	(9,208.42)	—	(225.40)	(48.30)	123,722.69	—	5,257.65	15,524.13
Lincoln LVIP American Century Disciplined Core Value Fund (2)	—	—	—	—	8,445.06	—	118.62	—	380,679.10	—	28,485.03	737.75	(26,990.44)	—	(652.34)	(3.82)	362,133.72	—	27,951.31	733.93
Lincoln LVIP American Century Inflation Protection Fund (3)	—	—	—	—	4,142.75	259.56	271.01	—	84,541.08	2,881.12	18,132.96	9,924.12	(5,694.54)	(117.12)	(186.02)	(64.54)	82,989.29	3,023.56	18,217.95	9,859.58
Lincoln LVIP American Century International Fund (4)	—	—	—	—	9,639.89	1,292.01	411.06	—	418,478.45	35,767.03	42,125.09	—	(18,156.43)	(321.35)	(372.11)	—	409,961.91	36,737.69	42,164.04	—
Lincoln LVIP American Century Ultra Fund (5)	—	—	—	—	553.48	—	—	—	22,758.67	—	6,464.48	—	(678.14)	—	24.67	—	22,634.01	—	6,489.15	—
Lincoln LVIP American Century Value Fund (6)	—	—	—	—	14,936.81	418.56	519.78	20.25	775,372.04	13,019.25	77,827.69	75,095.80	(48,951.94)	64.60	(1,278.24)	(5,325.26)	741,356.91	13,502.41	77,069.23	69,790.79
Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class	99,653.56	—	23,583.46	—	3,248.73	—	245.53	—	754.94	—	175.03	—	(12,954.56)	—	(1,481.28)	—	90,702.67	—	22,522.74	—
Morgan Stanley VIF Emerging Markets Equity Portfolio	—	—	—	245,409.67	—	—	—	1,693.96	—	—	—	(96,392.51)	—	—	—	(8,101.72)	—	—	—	142,609.40
Morgan Stanley VIF U.S. Real Estate Portfolio (9)	—	—	—	12,397.86	—	—	—	—	—	—	—	(12,369.17)	—	—	—	(28.69)	—	—	—	—
Neuberger Berman Trust Mid Cap Growth Class S	25,898.98	—	8,805.43	—	935.54	—	122.81	—	(1,317.97)	—	(132.54)	—	(1,663.88)	—	(120.16)	—	23,852.67	—	8,675.54	—
Neuberger Berman Trust Mid Cap Growth Portfolio	10,564.70	2,452.16	70.02	—	161.25	185.51	—	—	(1,107.06)	(225.00)	(69.28)	—	(524.28)	(74.96)	(0.74)	—	9,094.61	2,337.71	—	—

(2)	On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)	On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)	On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)	On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)	On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(8)	On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

(9)	On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product

V2 = Investor Select Product

EP = Estate Provider Product

BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
Neuberger Berman Trust Short Duration Bond Portfolio	172,851.17	4,611.39	18,563.67	—	7,008.27	176.25	769.92	—	8,661.07	(730.34)	2,296.13	—	(16,270.47)	(231.81)	(1,091.23)	—	172,250.04	3,825.49	20,538.49	—
Neuberger Berman Trust Sustainable Equity Portfolio	42,153.63	485.76	7,394.19	4,766.87	934.27	15.61	71.94	79.52	(827.17)	(16.39)	(453.29)	—	(3,778.16)	(5.09)	(163.72)	(21.28)	38,482.57	479.89	6,849.12	4,825.11
T Rowe Price Blue Chip Growth Portfolio	41,321.74	3,304.25	3,562.59	—	1,267.06	236.26	38.24	—	(721.06)	(594.30)	(279.10)	—	(4,848.91)	(91.55)	(65.58)	—	37,018.83	2,854.66	3,256.15	—
T Rowe Price Equity Income Portfolio	116,273.12	4,967.68	17,586.01	—	3,996.73	266.43	347.64	—	(2,163.02)	(144.22)	(209.70)	—	(6,870.12)	(87.91)	(566.85)	—	111,236.71	5,001.98	17,157.10	—
T Rowe Price Health Sciences Portfolio	27,235.86	696.25	1,249.03	—	845.13	23.41	7.55	—	204.97	13.64	26.13	—	(1,586.28)	(14.19)	(42.53)	—	26,699.68	719.11	1,240.18	—
T Rowe Price Moderate Allocation	42,349.74	945.40	—	—	1,688.68	28.05	—	—	155.19	(455.69)	—	—	(1,374.58)	(6.80)	—	—	42,819.03	510.96	—	—
Touchstone TVST Balanced	112,219.89	3,120.83	8,304.74	—	2,894.10	271.03	255.28	—	7,040.54	44.49	78.22	—	(8,908.65)	(171.86)	(370.13)	—	113,245.88	3,264.49	8,268.11	—
Touchstone TVST Bond	201,225.61	5,535.17	26,583.43	—	8,700.38	254.80	518.98	—	7,716.92	(733.31)	2,197.22	—	(20,206.34)	(253.67)	(546.55)	—	197,436.57	4,802.99	28,753.08	—
Touchstone TVST Common Stock	354,463.81	8,524.47	18,691.39	55,049.48	9,090.11	442.11	399.86	605.69	(8,782.96)	(579.26)	(489.15)	18,112.64	(34,362.62)	(77.50)	(516.43)	(360.84)	320,408.34	8,309.82	18,085.67	73,406.97
Touchstone TVST Small Company	163,035.67	7,577.74	19,977.65	12,946.80	4,986.30	323.55	305.68	108.89	(102.22)	(30.49)	6.12	(0.95)	(15,155.27)	(45.50)	(614.29)	86.38	152,764.48	7,825.30	19,675.16	13,141.12
Van Eck VIPT Emerging Markets	40,696.26	9,467.05	4,867.28	—	1,437.59	272.88	105.90	—	3,816.50	(205.92)	277.26	—	(2,559.78)	(180.97)	(172.02)	—	43,390.57	9,353.04	5,078.42	—
Van Eck VIPT Global Resources Fund	75,715.25	5,465.28	3,817.67	—	3,029.13	511.01	91.51	—	5,908.32	304.67	535.54	—	(6,035.40)	(133.26)	(113.72)	—	78,617.30	6,147.70	4,331.00	—
Van Eck VIPT Unconstrained Emerging Markets	64,787.76	2,441.86	7,955.46	—	2,503.25	120.53	153.38	—	(894.87)	(447.44)	451.29	—	(5,435.83)	(106.49)	(141.96)	—	60,960.31	2,008.46	8,418.17	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2023 are set forth below:

VT = VariTrak Product

V2 = Investor Select Product

EP = Estate Provider Product

BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
AB VPS Discovery Value Portfolio Class A (1)	29,199.83	2,520.27	2,531.50	—	1,179.55	161.59	202.60	—	924.22	94.94	(633.78)	—	(2,970.61)	(57.56)	(216.05)	—	28,332.99	2,719.24	1,884.27	—
AB VPS International Value Fund	131,664.25	18,986.15	10,871.46	—	4,869.06	1,020.52	733.78	—	(8,683.01)	(1,202.69)	(3,382.25)	—	(11,925.20)	(543.65)	(525.75)	—	115,925.10	18,260.33	7,697.24	—
AB VPS Relative Value Portfolio (2)	4,613.95	804.60	—	—	75.25	126.27	—	—	(7.16)	36.44	—	—	(64.75)	(191.05)	—	—	4,617.29	776.26	—	—
AB VPS Sustainable International Thematic Portfolio (3)	7,427.69	3,081.32	1,577.43	—	283.71	222.87	42.44	—	56.20	77.27	20.81	—	(387.73)	(251.27)	(19.77)	—	7,379.87	3,130.19	1,620.91	—
Alger Capital Appreciation Fund	51,361.11	1,651.22	1,044.40	6,848.31	1,663.76	102.73	2.02	112.64	(2,588.89)	(65.33)	—	—	(4,815.05)	(93.52)	(30.99)	(30.37)	45,620.93	1,595.10	1,015.43	6,930.58
Alger Large Cap Growth Fund	229,185.17	7,069.41	20,912.20	2,883.70	7,330.62	1,422.06	1,283.69	13.15	(3,340.38)	(797.27)	(3,829.16)	(11.27)	(17,011.87)	(584.95)	(378.44)	(82.73)	216,163.54	7,109.25	17,988.29	2,802.85
Alger Small Cap Growth Fund	179,570.78	436.09	168.97	724.17	6,089.88	54.43	2.96	15.75	5,437.74	(5.78)	—	(4.52)	(12,000.22)	(45.15)	(2.27)	(5.57)	179,098.18	439.59	169.66	729.83
Allspring VT Discovery SMID Cap Growth Fund (4)	135,254.85	—	8,104.49	415.01	4,412.98	—	58.83	10.03	748.07	—	16.31	—	(12,877.85)	—	(435.24)	(1.69)	127,538.05	—	7,744.39	423.35
Allspring VT Opportunity Fund	49,410.28	—	10,749.41	8,431.75	1,576.90	—	120.19	62.45	(1,054.01)	—	(33.49)	(458.17)	(3,212.56)	—	(19.26)	(268.87)	46,720.61	—	10,816.85	7,767.16
American Century VP Disciplined Core Value Fund (5)	102,536.39	—	6,482.39	246.26	3,745.63	—	130.33	5.63	1,498.85	—	(18.98)	—	(11,731.94)	—	(243.90)	(2.48)	96,048.93	—	6,349.84	249.41
American Century VP Inflation Protection Portfolio I (6)	57,005.53	1,774.15	9,761.67	—	4,026.53	219.06	85.95	—	3,280.42	70.22	217.17	—	(10,431.84)	(89.21)	(355.88)	—	53,880.64	1,974.22	9,708.91	—
American Century VP Inflation Protection Portfolio II (6)	—	—	—	55,963.06	—	—	—	—	—	—	—	—	—	—	—	(649.54)	—	—	—	55,313.52
American Century VP International Portfolio (7)	163,112.98	9,772.78	13,600.08	—	5,996.12	642.53	441.86	—	(1,731.62)	89.62	96.77	—	(12,285.36)	(186.29)	(1,156.79)	—	155,092.12	10,318.64	12,981.92	—
American Century VP Ultra Portfolio (8)	3,385.53	—	968.66	—	181.82	—	—	—	364.55	—	(23.31)	—	(1,172.78)	—	2.95	—	2,759.12	—	948.30	—
American Century VP Value Portfolio (9)	138,324.83	2,883.75	10,714.36	17,913.16	4,373.22	259.62	109.21	124.92	1,742.29	401.15	579.68	(669.70)	(13,384.59)	(860.33)	(238.68)	(500.18)	131,055.75	2,684.19	11,164.57	16,868.20
BNY Mellon Appreciation Portfolio	18,419.97	—	1,203.92	—	932.75	—	—	—	(449.70)	—	(37.25)	—	(1,786.16)	—	5.32	—	17,116.86	—	1,171.99	—
BNY Mellon Opportunistic Small Cap Portfolio	8,259.73	—	—	—	608.41	—	—	—	696.29	—	—	—	(523.26)	—	—	—	9,041.17	—	—	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	12,883.82	—	35.69	—	477.69	—	—	—	(187.53)	—	—	—	(854.16)	—	(4.73)	—	12,319.82	—	30.96	—
DWS CROCI® US VIP (10)	18,319.09	—	204.32	—	692.78	—	9.67	—	(670.35)	—	(6.26)	—	(627.45)	—	(4.39)	—	17,714.07	—	203.34	—
DWS Equity 500 Index VIP Fund	—	—	—	22,399.42	—	—	—	190.32	—	—	—	(30.85)	—	—	—	506.61	—	—	—	23,065.50
DWS Small Cap Index Fund	15,273.02	1,444.38	—	4,912.01	4,719.11	66.29	—	41.10	3,706.71	53.73	—	19.47	(8,434.29)	(28.43)	—	(159.74)	15,264.55	1,535.97	—	4,812.84
DWS Small Mid Cap Value Portfolio	58,549.77	4,507.85	5,298.16	—	3,276.27	313.31	122.91	—	3,037.17	69.42	240.94	—	(5,987.13)	(286.81)	(662.94)	—	58,876.08	4,603.77	4,999.07	—
Fidelity VIP Contrafund Class 2 Portfolio	164,102.41	4,158.12	29,510.43	—	4,703.20	247.21	333.37	—	(4,257.25)	(94.78)	(786.68)	—	(10,858.09)	(120.98)	(1,433.28)	—	153,690.27	4,189.57	27,623.84	—
Fidelity VIP Equity Income Portfolio	93,401.87	430.85	2,238.14	—	2,452.98	25.83	20.78	—	261.09	5.71	84.37	—	(8,068.38)	(20.72)	(1,231.29)	—	88,047.56	441.67	1,112.00	—
Fidelity VIP Government Money Market Portfolio	510,429.88	12,820.54	82,997.17	113,025.55	49,311.15	1,387.01	5,030.20	19,170.26	53,926.43	7,652.92	10,649.31	2,225,372.24	(92,538.66)	(8,785.68)	(16,754.56)	(358,532.15)	521,128.80	13,074.79	81,922.12	1,999,035.90
Fidelity VIP Growth Portfolio	114,635.23	546.19	27,719.96	—	2,589.93	32.44	184.63	—	(751.78)	(25.31)	611.42	—	(10,016.93)	(18.75)	(655.20)	—	106,456.45	534.57	27,860.81	—
Fidelity VIP High Income Portfolio	69,332.69	1,046.81	13,795.91	—	2,829.90	69.73	158.65	—	1,196.92	24.62	5,021.98	—	(7,479.61)	(87.67)	(219.61)	—	65,879.90	1,053.49	18,756.93	—
Fidelity VIP Index 500 II Portfolio	407,565.31	40,381.43	215,215.24	—	9,117.68	650.87	4,362.70	—	1,069.72	(182.48)	(778.47)	—	(26,128.78)	(1,340.86)	(13,559.72)	—	391,623.93	39,508.96	205,239.75	—

(1)  On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2)  On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(3)  On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated.

(4)  On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

(5)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(6)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(7)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(8)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(9)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(10)  On June 17, 2024, the DWS CROCI® US VIP was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
Fidelity VIP Investment Grade Bond Portfolio	216,921.96	3,517.28	24,434.43	67,385.47	16,138.11	146.11	418.84	—	11,404.30	262.61	5,975.77	1,631.64	(25,307.04)	(185.79)	(242.83)	(1,535.78)	219,157.33	3,740.21	30,586.21	67,481.33
Fidelity VIP Mid Cap Class 2 Portfolio	83,912.52	3,367.26	7,067.70	—	3,228.29	227.71	86.82	—	511.95	108.36	73.40	—	(7,009.10)	(87.38)	(437.50)	—	80,643.66	3,615.95	6,790.42	—
Fidelity VIP Overseas Portfolio	175,711.70	11,837.62	17,688.48	466,322.54	6,176.59	499.71	164.75	4,222.82	(4,254.71)	(267.82)	(79.72)	(36,465.29)	(13,937.54)	(343.84)	(2,793.28)	(14,690.37)	163,696.04	11,725.67	14,980.23	419,389.70
Fidelity VIP Value Strategies Portfolio	6,027.36	551.76	1,601.58	—	106.40	51.72	49.12	—	332.58	(13.54)	162.84	—	(216.04)	(17.40)	(156.24)	—	6,250.30	572.54	1,657.30	—
Franklin Templeton VIP Foreign Securities	86,128.30	1,355.44	10,710.33	—	3,929.92	71.20	41.69	—	(6,529.65)	(58.75)	(629.62)	—	(9,218.09)	(90.27)	(107.89)	—	74,310.48	1,277.62	10,014.51	—
Franklin Templeton VIP Global Real Estate	50,124.87	—	452.50	—	3,418.38	—	—	—	2,980.54	—	78.98	—	(5,331.11)	—	(0.10)	—	51,192.68	—	531.38	—
Franklin Templeton VIP Mutual Global Discovery Securities	14,531.09	517.42	133.17	—	354.68	23.53	—	—	(1,210.13)	(14.79)	—	—	(3,271.85)	(7.56)	(17.09)	—	10,403.79	518.60	116.08	—
Franklin Templeton VIP Mutual Shares Securities	21,083.78	1,674.67	4,109.28	—	941.78	80.90	18.37	—	78.61	47.82	—	—	(1,395.99)	(25.85)	(25.10)	—	20,708.18	1,777.54	4,102.55	—
Franklin Templeton VIP Small Cap Value	18,611.86	1,227.96	3,047.30	—	781.96	130.19	12.55	—	(314.37)	(13.80)	41.45	—	(455.68)	(32.86)	(152.74)	—	18,623.77	1,311.49	2,948.56	—
Franklin Templeton VIP Small-Midcap Growth II	6,548.60	1,507.14	771.53	—	310.36	66.18	—	—	(25.12)	(94.72)	(21.51)	—	(390.41)	(105.18)	(750.02)	—	6,443.43	1,373.42	—	—
Franklin Templeton VIP US Government	23,361.97	1,733.36	1,658.86	—	1,941.58	72.54	33.70	—	440.57	76.67	835.93	—	(3,158.48)	(88.93)	(369.00)	—	22,585.64	1,793.64	2,159.49	—
Invesco I.O.V.I Conservative Balanced Fund (11)	11,547.26	664.73	—	—	72.67	78.95	—	—	11.64	56.48	—	—	(363.40)	(23.56)	—	—	11,268.17	776.60	—	—
Invesco I.O.V.I Global Strategic Income Fund	33,326.34	2,597.34	488.89	—	1,051.90	153.76	—	—	(2,971.63)	48.97	—	—	(4,062.63)	17.21	(62.72)	—	27,343.98	2,817.28	426.17	—
Invesco I.O.V.I Main Street Small Cap Fund	5,596.35	1,016.98	—	—	173.68	122.63	—	—	(910.96)	25.89	—	—	(2,098.28)	(608.95)	—	—	2,760.79	556.55	—	—
Invesco V.I. Discovery Mid Cap Growth Fund	82,235.63	—	—	165.38	2,807.98	—	—	—	3,426.14	—	—	—	(13,135.65)	—	—	(0.88)	75,334.10	—	—	164.50
Invesco V.I. Health Care Fund	94,087.32	—	4,141.08	5,065.60	2,789.37	—	255.75	—	(9,629.48)	—	(368.30)	—	(10,212.67)	—	(141.96)	(26.41)	77,034.54	—	3,886.57	5,039.19
Invesco V.I. Technology Fund	144,178.72	—	6,534.36	15,634.52	4,175.71	—	588.58	—	(4,018.93)	—	(1,493.39)	—	(14,454.57)	—	(23.57)	(62.09)	129,880.93	—	5,605.98	15,572.43
JP Morgan Insurance Trust Small Cap Core Portfolio (12)	24,029.49	—	5,302.62	—	398.71	—	4.45	—	(23,298.02)	—	(5,218.94)	—	(1,130.18)	—	(88.13)	—	—	—	—	—
Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class (12)	—	—	—	—	2,503.43	—	324.50	—	102,335.96	—	24,331.03	—	(5,185.83)	—	(1,072.07)	—	99,653.56	—	23,583.46	—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (13)	—	—	—	1,132,436.73	—	—	—	—	—	—	—	(1,125,540.08)	—	—	—	(6,896.65)	—	—	—	—
Morgan Stanley VIF Emerging Markets Equity Portfolio	—	—	—	260,213.63	—	—	—	3,041.35	—	—	—	(8,073.93)	—	—	—	(9,771.38)	—	—	—	245,409.67
Morgan Stanley VIF U.S. Real Estate Portfolio (14)	—	—	—	12,440.79	—	—	—	—	—	—	—	—	—	—	—	(42.93)	—	—	—	12,397.86
Neuberger Berman Trust Mid Cap Growth Class S	29,380.52	—	10,127.77	—	1,304.83	—	40.43	—	546.21	—	295.70	—	(5,332.58)	—	(1,658.47)	—	25,898.98	—	8,805.43	—
Neuberger Berman Trust Mid Cap Growth Portfolio	10,339.97	2,633.86	80.33	—	214.57	170.89	—	—	420.06	(98.85)	—	—	(409.90)	(253.74)	(10.31)	—	10,564.70	2,452.16	70.02	—
Neuberger Berman Trust Short Duration Bond Portfolio	179,629.07	4,479.03	21,945.64	—	7,593.46	186.21	1,456.44	—	7,523.38	166.20	(3,889.65)	—	(21,894.74)	(220.05)	(948.76)	—	172,851.17	4,611.39	18,563.67	—
Neuberger Berman Trust Sustainable Equity Portfolio	43,184.48	480.82	7,860.76	4,662.35	1,266.83	44.40	91.72	123.79	(758.65)	(12.05)	(300.23)	—	(1,539.03)	(27.41)	(258.06)	(19.27)	42,153.63	485.76	7,394.19	4,766.87
T Rowe Price Blue Chip Growth Portfolio	48,776.41	4,245.96	4,012.78	—	1,720.87	262.46	26.21	—	(1,937.80)	(654.72)	15.78	—	(7,237.74)	(549.45)	(492.18)	—	41,321.74	3,304.25	3,562.59	—
T Rowe Price Equity Income Portfolio	120,313.55	4,557.79	19,089.38	—	4,889.45	343.26	777.07	—	5,547.12	237.72	(1,549.00)	—	(14,477.00)	(171.09)	(731.44)	—	116,273.12	4,967.68	17,586.01	—

(11) On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

(12) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class.

(13) On July 28, 2023, the Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

(14) On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
T Rowe Price Health Sciences Portfolio	28,528.87	685.52	1,290.13	—	863.32	32.33	37.96	—	762.95	28.67	52.50	—	(2,919.28)	(50.27)	(131.56)	—	27,235.86	696.25	1,249.03	—
T Rowe Price Moderate Allocation	42,955.33	872.42	—	—	1,301.07	33.01	—	—	(209.26)	49.34	—	—	(1,697.40)	(9.37)	—	—	42,349.74	945.40	—	—
Touchstone TVST Balanced	119,840.19	4,690.41	6,619.95	—	3,595.08	265.45	18.08	—	(3,315.44)	(82.82)	2,099.03	—	(7,899.94)	(1,752.21)	(432.32)	—	112,219.89	3,120.83	8,304.74	—
Touchstone TVST Bond	204,785.51	5,205.93	28,557.34	—	9,921.30	268.55	1,379.02	—	10,115.71	324.40	(2,955.16)	—	(23,596.91)	(263.71)	(397.77)	—	201,225.61	5,535.17	26,583.43	—
Touchstone TVST Common Stock	386,199.68	8,802.08	20,170.39	56,323.60	11,956.09	548.76	540.18	543.40	(10,042.68)	(573.87)	248.57	(2,255.30)	(33,649.28)	(252.50)	(2,267.75)	437.78	354,463.81	8,524.47	18,691.39	55,049.48
Touchstone TVST Small Company	173,520.97	7,397.26	21,194.32	12,489.65	6,368.22	387.87	371.41	142.99	(1,388.75)	7.44	381.07	(7.49)	(15,464.77)	(214.83)	(1,969.15)	321.65	163,035.67	7,577.74	19,977.65	12,946.80
Van Eck VIPT Emerging Markets	44,227.15	9,342.09	5,460.53	—	1,745.21	372.62	302.32	—	(549.95)	89.37	(424.18)	—	(4,726.15)	(337.03)	(471.39)	—	40,696.26	9,467.05	4,867.28	—
Van Eck VIPT Global Resources Fund	73,326.13	4,781.47	4,609.80	—	3,655.96	530.48	823.93	—	7,421.08	296.27	(257.37)	—	(8,687.92)	(142.94)	(1,358.69)	—	75,715.25	5,465.28	3,817.67	—
Van Eck VIPT Unconstrained Emerging Markets	72,494.22	2,492.64	9,864.57	—	2,934.42	133.18	570.14	—	(2,004.90)	(71.36)	(2,265.35)	—	(8,635.98)	(112.60)	(213.90)	—	64,787.76	2,441.86	7,955.46	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 are shown below. Information for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
AB VPS Discovery Value Portfolio Class A (e)
2024	$1,850,919	0.86%	26,468.60	2,845.83	1,849.70	—	$58.04	$67.04	$67.04	$—	0.90%	0.32%	—	9.03%	10.02%	10.02%	—
2023	$1,788,648	1.07%	28,332.99	2,719.24	1,884.27	—	$53.23	$60.94	$60.94	$—	0.90%	0.32%	—	16.14%	17.18%	17.18%	—
2022	$1,601,006	1.15%	29,199.83	2,520.27	2,531.50	—	$45.83	$52.00	$52.00	$—	0.90%	0.32%	—	(16.38)%	(15.63)%	(15.63)%	—
2021	$2,097,309	0.74%	32,079.33	2,791.61	2,708.86	—	$54.81	$61.63	$61.63	$—	0.90%	0.32%	—	34.74%	35.95%	35.95%	—
2020	$1,914,423	1.13%	39,946.68	3,076.54	3,306.58	—	$40.68	$45.34	$45.34	$—	0.90%	0.32%	—	2.44%	3.37%	3.37%	—
AB VPS International Value Fund
2024	$2,877,728	2.69%	120,915.77	19,575.56	8,093.06	—	$18.82	$21.75	$21.75	$—	0.90%	0.32%	—	4.12%	5.07%	5.07%	—
2023	$2,632,986	0.79%	115,925.10	18,260.33	7,697.24	—	$18.08	$20.70	$20.70	$—	0.90%	0.32%	—	14.12%	15.15%	15.15%	—
2022	$2,622,367	4.83%	131,664.25	18,986.15	10,871.46	—	$15.84	$17.97	$17.97	$—	0.90%	0.32%	—	(14.38)%	(13.61)%	(13.61)%	—
2021	$3,197,713	2.04%	138,598.64	19,939.70	10,504.25	—	$18.50	$20.81	$20.81	$—	0.90%	0.32%	—	10.09%	11.08%	11.08%	—
2020	$2,910,221	2.05%	140,067.50	19,169.94	10,531.55	—	$16.81	$18.73	$18.73	$—	0.90%	0.32%	—	1.55%	2.47%	2.47%	—
AB VPS Relative Value Portfolio (e)
2024	$93,979	1.45%	4,784.29	806.08	—	—	$16.69	$17.56	$—	$—	0.90%	—	—	12.01%	13.02%	—	—
2023	$80,839	1.48%	4,617.29	776.26	—	—	$14.90	$15.53	$—	$—	0.90%	—	—	11.03%	12.03%	—	—
2022	$73,060	1.42%	4,613.95	804.60	—	—	$13.42	$13.87	$—	$—	0.90%	—	—	(5.04)%	(4.19)%	—	—
2021	$77,298	0.80%	4,607.39	842.88	—	—	$14.13	$14.47	$—	$—	0.90%	—	—	27.01%	28.16%	—	—
2020	$60,884	1.53%	4,547.74	911.55	—	—	$11.12	$11.29	$—	$—	0.90%	—	—	1.80%	2.72%	—	—
AB VPS Sustainable International Thematic Portfolio (f)
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$306,860	—	7,379.87	3,130.19	1,620.91	—	$23.94	$27.40	$27.40	$—	0.90%	0.32%	—	11.63%	12.63%	12.63%	—
2022	$272,626	—	7,427.69	3,081.32	1,577.43	—	$21.44	$24.33	$24.33	$—	0.90%	0.32%	—	(28.26)%	(27.61)%	(27.61)%	—
2021	$350,753	—	6,701.81	3,111.73	1,364.13	—	$29.89	$33.61	$33.61	$—	0.90%	0.32%	—	7.28%	8.25%	8.25%	—
2020	$318,951	1.37%	6,799.69	2,791.98	1,379.10	—	$27.86	$31.05	$31.05	$—	0.90%	0.32%	—	28.78%	29.94%	29.94%	—
Alger Capital Appreciation Fund
2024	$4,011,329	—	39,424.63	1,491.89	1,012.03	6,950.84	$86.77	$136.64	$107.69	$39.92	0.90%	0.32%	0.12% or 0.07%	46.80%	48.13%	48.13%	48.00%
2023	$3,104,495	—	45,620.93	1,595.10	1,015.43	6,930.58	$59.11	$92.24	$72.70	$26.97	0.90%	0.32%	0.12% or 0.07%	41.86%	43.13%	43.13%	43.00%
2022	$2,428,734	—	51,361.11	1,651.22	1,044.40	6,848.31	$41.67	$64.45	$50.79	$18.86	0.90%	0.32%	0.12% or 0.07%	(37.09)%	(36.52)%	(36.52)%	(36.57)%
2021	$3,707,288	—	48,015.59	1,523.45	1,068.84	9,648.84	$66.23	$101.52	$80.01	$29.74	0.90%	0.32%	0.12% or 0.07%	18.06%	19.13%	19.13%	19.01%
2020	$3,877,394	—	53,338.24	1,270.61	8,223.16	8,987.49	$56.10	$85.22	$67.17	$24.99	0.90%	0.32%	0.12% or 0.07%	40.49%	41.75%	41.75%	41.60%
Alger Large Cap Growth Fund
2024	$25,068,489	—	195,343.06	7,005.72	16,193.80	2,778.28	$113.99	$101.77	$64.98	$372.77	0.90%	0.32%	0.12% or 0.07%	41.60%	42.89%	42.89%	42.75%
2023	$19,457,737	—	216,163.54	7,109.25	17,988.29	2,802.85	$80.50	$71.23	$45.48	$261.13	0.90%	0.32%	0.12% or 0.07%	31.49%	32.67%	32.67%	32.54%
2022	$15,695,849	—	229,185.17	7,069.41	20,912.20	2,883.70	$61.22	$53.69	$34.28	$197.01	0.90%	0.32%	0.12% or 0.07%	(39.20)%	(38.65)%	(38.65)%	(38.69)%
2021	$24,520,895	—	217,716.45	6,144.95	18,170.91	3,249.98	$100.70	$87.52	$55.88	$321.34	0.90%	0.32%	0.12% or 0.07%	10.84%	11.84%	11.84%	11.71%
2020	$22,995,908	0.17%	225,586.24	6,068.93	20,035.39	3,568.60	$90.85	$78.25	$49.96	$287.66	0.90%	0.32%	0.12% or 0.07%	65.54%	67.03%	67.03%	66.83%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Alger Small Cap Growth Fund
2024	$8,045,732	0.38%	173,644.54	410.80	169.73	734.09	$45.35	$59.59	$47.44	$188.61	0.90%	0.32%	0.12% or 0.07%	7.16%	8.13%	8.13%	8.03%
2023	$7,738,558	—	179,098.18	439.59	169.66	729.83	$42.32	$55.11	$43.87	$174.59	0.90%	0.32%	0.12% or 0.07%	15.46%	16.49%	16.49%	16.38%
2022	$6,717,813	—	179,570.78	436.09	168.97	724.17	$36.66	$47.31	$37.66	$150.01	0.90%	0.32%	0.12% or 0.07%	(38.57)%	(38.01)%	(38.01)%	(38.06)%
2021	$11,104,845	—	178,533.67	435.87	167.98	1,688.59	$59.67	$76.32	$60.76	$242.18	0.90%	0.32%	0.12% or 0.07%	(6.90)%	(6.06)%	(6.06)%	(6.16)%
2020	$12,340,864	1.01%	184,886.90	283.48	167.57	1,774.99	$64.09	$81.25	$64.67	$258.08	0.90%	0.32%	0.12% or 0.07%	65.66%	67.15%	67.15%	66.96%
Allspring VT Discovery SMID Cap Growth Fund (e) (g)
2024	$8,784,156	—	120,881.77	—	7,214.73	428.66	$67.07	$—	$86.97	$114.20	0.90%	0.32%	0.12% or 0.07%	17.07%	—	18.13%	18.05%
2023	$7,917,939	—	127,538.05	—	7,744.39	423.35	$57.29	$—	$73.62	$96.74	0.90%	0.32%	0.12% or 0.07%	19.07%	—	20.14%	20.06%
2022	$7,037,773	—	135,254.85	—	8,104.49	415.01	$48.11	$—	$61.28	$80.58	0.90%	0.32%	0.12% or 0.07%	(38.40)%	—	(37.85)%	(37.89)%
2021	$11,198,120	—	132,216.33	—	8,290.80	409.51	$78.11	$—	$98.60	$129.74	0.90%	0.32%	0.12% or 0.07%	(5.89)%	—	(5.04)%	(5.11)%
2020	$12,216,707	—	135,943.87	—	8,453.49	408.19	$83.00	$—	$103.83	$136.72	0.90%	0.32%	0.12% or 0.07%	61.20%	—	62.65%	62.49%
Allspring VT Opportunity Fund (g)
2024	$4,886,064	0.05%	40,773.94	—	10,575.08	2,036.36	$83.95	$—	$97.82	$210.52	0.90%	0.32%	0.12% or 0.07%	14.01%	—	15.05%	14.97%
2023	$5,782,054	—	46,720.61	—	10,816.85	7,767.16	$73.63	$—	$85.03	$183.12	0.90%	0.32%	0.12% or 0.07%	25.37%	—	26.50%	26.41%
2022	$4,845,705	—	49,410.28	—	10,749.41	8,431.75	$58.73	$—	$67.22	$144.86	0.90%	0.32%	0.12% or 0.07%	(21.51)%	—	(20.81)%	(20.84)%
2021	$6,449,225	0.04%	51,492.67	—	10,561.71	9,289.00	$74.82	$—	$84.88	$183.00	0.90%	0.32%	0.12% or 0.07%	23.66%	—	24.78%	24.67%
2020	$5,938,616	0.43%	53,064.74	—	17,485.10	10,481.12	$60.51	$—	$68.02	$146.79	0.90%	0.32%	0.12% or 0.07%	19.92%	—	21.00%	20.88%
American Century VP Disciplined Core Value Fund (d) (h)
2024	$—	1.37%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$3,970,350	1.54%	96,048.93	—	6,349.84	249.41	$38.13	$—	$47.42	$28.03	0.90%	0.32%	0.12% or 0.07%	7.69%	—	8.65%	8.52%
2022	$3,919,806	1.84%	102,536.39	—	6,482.39	246.26	$35.41	$—	$43.64	$25.83	0.90%	0.32%	0.12% or 0.07%	(13.51)%	—	(12.74)%	(12.85)%
2021	$4,728,641	1.07%	105,710.26	—	6,624.81	2,349.87	$40.94	$—	$50.01	$29.63	0.90%	0.32%	0.12% or 0.07%	22.55%	—	23.65%	23.52%
2020	$4,165,441	1.99%	113,192.38	—	8,030.63	2,470.39	$33.41	$—	$40.45	$23.99	0.90%	0.32%	0.12% or 0.07%	10.81%	—	11.81%	11.68%
American Century VP Inflation Protection Portfolio I (d)
2024	$—	2.02%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$1,077,933	3.62%	53,880.64	1,974.22	9,708.91	—	$15.96	$16.79	$19.04	$—	0.90%	0.32%	—	2.68%	3.60%	3.60%	—
2022	$1,094,224	5.30%	57,005.53	1,774.15	9,761.67	—	$15.54	$16.21	$18.38	$—	0.90%	0.32%	—	(13.65)%	(12.88)%	(12.88)%	—
2021	$1,264,886	3.38%	57,617.65	972.69	9,937.19	—	$18.00	$18.60	$21.09	$—	0.90%	0.32%	—	5.66%	6.61%	6.61%	—
2020	$1,114,256	1.62%	52,825.25	948.41	9,995.83	—	$17.04	$17.45	$19.78	$—	0.90%	0.32%	—	8.83%	9.81%	9.81%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
American Century VP Inflation Protection Portfolio II (d)
2024	$—	1.76%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$101,643	3.31%	—	—	—	55,313.52	$—	$—	$—	$1.84	—	—	0.12% or 0.07%	—	—	—	3.33%
2022	$99,525	5.16%	—	—	—	55,963.06	$—	$—	$—	$1.78	—	—	0.12% or 0.07%	—	—	—	(13.08)%
2021	$115,805	3.14%	—	—	—	56,601.49	$—	$—	$—	$2.05	—	—	0.12% or 0.07%	—	—	—	6.14%
2020	$109,939	1.36%	—	—	—	57,034.24	$—	$—	$—	$1.93	—	—	0.12% or 0.07%	—	—	—	9.42%
American Century VP International Portfolio (d)
2024	$—	3.73%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$4,750,043	1.39%	155,092.12	10,318.64	12,981.92	—	$25.96	$31.14	$30.97	$—	0.90%	0.32%	—	11.57%	12.57%	12.57%	—
2022	$4,440,226	1.47%	163,112.98	9,772.78	13,600.08	—	$23.27	$27.66	$27.51	$—	0.90%	0.32%	—	(25.42)%	(24.75)%	(24.75)%	—
2021	$5,514,271	0.16%	152,123.09	8,689.60	12,251.58	—	$31.20	$36.76	$36.56	$—	0.90%	0.32%	—	7.78%	8.75%	8.75%	—
2020	$5,006,668	0.48%	149,537.16	8,229.95	11,870.73	—	$28.95	$33.81	$33.62	$—	0.90%	0.32%	—	24.75%	25.88%	25.88%	—
American Century VP Ultra Portfolio (d)
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$239,334	—	2,759.12	—	948.30	—	$61.52	$—	$73.38	$—	0.90%	0.32%	—	42.23%	—	43.51%	—
2022	$195,969	—	3,385.53	—	968.66	—	$43.25	$—	$51.13	$—	0.90%	0.32%	—	(32.98)%	—	(32.38)%	—
2021	$295,396	—	3,487.90	—	929.71	—	$64.54	$—	$75.61	$—	0.90%	0.32%	—	22.06%	—	23.16%	—
2020	$230,457	—	3,263.93	—	942.85	—	$52.87	$—	$61.39	$—	0.90%	0.32%	—	48.52%	—	49.85%	—
American Century VP Value Portfolio (d)
2024	$—	2.67%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$9,165,997	2.37%	131,055.75	2,684.19	11,164.57	16,868.20	$57.71	$47.48	$65.08	$44.39	0.90%	0.32%	0.12% or 0.07%	8.13%	9.10%	9.10%	8.99%
2022	$8,876,856	2.15%	138,324.83	2,883.75	10,714.36	17,913.16	$53.37	$43.52	$59.65	$40.73	0.90%	0.32%	0.12% or 0.07%	(0.35)%	0.54%	0.54%	0.45%
2021	$9,370,958	1.72%	150,358.53	2,689.16	12,106.94	11,910.26	$53.56	$43.29	$59.33	$40.54	0.90%	0.32%	0.12% or 0.07%	23.40%	24.51%	24.51%	24.37%
2020	$8,002,066	2.41%	159,628.16	2,706.64	12,664.35	11,531.82	$43.40	$34.77	$47.65	$32.60	0.90%	0.32%	0.12% or 0.07%	0.07%	0.98%	0.98%	0.86%
BNY Mellon Appreciation Portfolio
2024	$955,536	0.42%	16,702.25	—	1,160.02	—	$52.80	$—	$63.54	$—	0.90%	0.32%	—	11.79%	—	12.81%	—
2023	$874,405	0.70%	17,116.86	—	1,171.99	—	$47.23	$—	$56.33	$—	0.90%	0.32%	—	19.89%	—	20.97%	—
2022	$781,647	0.70%	18,419.97	—	1,203.92	—	$39.39	$—	$46.57	$—	0.90%	0.32%	—	(18.79)%	—	(18.06)%	—
2021	$980,294	0.44%	18,739.25	—	1,254.35	—	$48.51	$—	$56.83	$—	0.90%	0.32%	—	26.00%	—	27.13%	—
2020	$821,234	0.79%	19,876.50	—	1,252.75	—	$38.50	$—	$44.70	$—	0.90%	0.32%	—	22.58%	—	23.69%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
BNY Mellon Opportunistic Small Cap Portfolio
2024	$247,318	0.67%	9,165.78	—	—	—	$26.98	$—	$—	$—	0.90%	—	—	3.68%	—	—	—
2023	$235,305	0.31%	9,041.17	—	—	—	$26.03	$—	$—	$—	0.90%	—	—	8.31%	—	—	—
2022	$198,474	—	8,259.73	—	—	—	$24.03	$—	$—	$—	0.90%	—	—	(17.36)%	—	—	—
2021	$235,062	0.11%	8,083.89	—	—	—	$29.08	$—	$—	$—	0.90%	—	—	15.42%	—	—	—
2020	$240,661	0.61%	9,552.93	—	—	—	$25.19	$—	$—	$—	0.90%	—	—	18.82%	—	—	—
BNY Mellon Quality Bond Portfolio (h)
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	2.51%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
2024	$448,184	0.51%	11,951.82	—	27.50	—	$37.39	$—	$46.41	$—	0.90%	0.32%	—	23.77%	—	24.89%	—
2023	$373,358	0.72%	12,319.82	—	30.96	—	$30.21	$—	$37.16	$—	0.90%	0.32%	—	22.72%	—	23.82%	—
2022	$318,253	0.55%	12,883.82	—	35.69	—	$24.62	$—	$30.01	$—	0.90%	0.32%	—	(23.56)%	—	(22.87)%	—
2021	$441,218	0.74%	13,649.75	—	41.41	—	$32.21	$—	$38.91	$—	0.90%	0.32%	—	25.86%	—	27.00%	—
2020	$360,352	1.08%	13,945.19	—	115.00	—	$25.59	$—	$30.64	$—	0.90%	0.32%	—	23.03%	—	24.14%	—
DWS CROCI® US VIP (d)
2024	$—	4.53%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$363,681	1.34%	17,714.07	—	203.34	—	$20.25	$—	$24.16	$—	0.90%	0.32%	—	19.30%	—	20.37%	—
2022	$315,103	1.54%	18,319.09	—	204.32	—	$16.98	$—	$20.07	$—	0.90%	0.32%	—	(16.42)%	—	(15.67)%	—
2021	$393,347	1.56%	19,103.84	—	222.80	—	$20.31	$—	$23.80	$—	0.90%	0.32%	—	25.14%	—	26.27%	—
2020	$310,990	2.15%	18,953.23	—	178.00	—	$16.23	$—	$18.85	$—	0.90%	0.32%	—	(13.20)%	—	(12.41)%	—
DWS Equity 500 Index VIP Fund
2024	$2,036,315	1.16%	—	—	—	23,286.22	$—	$—	$—	$87.45	—	—	0.12% or 0.07%	—	—	—	24.54%
2023	$1,619,615	1.29%	—	—	—	23,065.50	$—	$—	$—	$70.22	—	—	0.12% or 0.07%	—	—	—	25.91%
2022	$1,249,147	1.29%	—	—	—	22,399.42	$—	$—	$—	$55.77	—	—	0.12% or 0.07%	—	—	—	(18.35)%
2021	$1,521,352	1.44%	—	—	—	22,275.59	$—	$—	$—	$68.30	—	—	0.12% or 0.07%	—	—	—	28.25%
2020	$1,271,090	1.67%	—	—	—	23,868.62	$—	$—	$—	$53.25	—	—	0.12% or 0.07%	—	—	—	17.95%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
DWS Small Cap Index Fund
2024	$989,907	1.23%	15,571.88	1,586.21	—	2,120.37	$48.91	$56.50	$—	$65.42	0.90%	—	0.12% or 0.07%	10.15%	11.15%	—	11.07%
2023	$1,039,269	1.10%	15,264.55	1,535.97	—	4,812.84	$44.40	$50.83	$—	$58.90	0.90%	—	0.12% or 0.07%	15.72%	16.76%	—	16.68%
2022	$896,828	0.95%	15,273.02	1,444.38	—	4,912.01	$38.37	$43.53	$—	$50.48	0.90%	—	0.12% or 0.07%	(21.34)%	(20.64)%	—	(20.67)%
2021	$1,211,037	0.82%	17,069.54	1,417.79	—	4,724.75	$48.78	$54.85	$—	$63.63	0.90%	—	0.12% or 0.07%	13.48%	14.50%	—	14.40%
2020	$1,107,413	1.09%	17,273.57	1,424.29	—	5,334.12	$42.98	$47.90	$—	$55.62	0.90%	—	0.12% or 0.07%	18.36%	19.43%	—	19.30%
DWS Small Mid Cap Value Portfolio
2024	$2,550,455	0.80%	57,473.41	4,726.14	5,133.88	—	$36.87	$43.06	$44.38	$—	0.90%	0.32%	—	4.84%	5.79%	5.79%	—
2023	$2,467,672	0.77%	58,876.08	4,603.77	4,999.07	—	$35.17	$40.70	$41.95	$—	0.90%	0.32%	—	13.57%	14.59%	14.59%	—
2022	$2,167,179	0.49%	58,549.77	4,507.85	5,298.16	—	$30.97	$35.52	$36.61	$—	0.90%	0.32%	—	(16.89)%	(16.14)%	(16.14)%	—
2021	$2,804,942	0.87%	62,928.02	5,022.85	5,672.46	—	$37.26	$42.36	$43.65	$—	0.90%	0.32%	—	28.88%	30.04%	30.04%	—
2020	$2,423,788	1.07%	70,335.92	5,534.73	6,261.57	—	$28.91	$32.57	$33.57	$—	0.90%	0.32%	—	(1.99)%	(1.11)%	(1.11)%	—
Fidelity VIP Contrafund Class 2 Portfolio
2024	$24,135,696	0.18%	140,812.77	4,453.53	26,450.66	—	$143.83	$96.62	$130.53	$—	0.90%	0.32%	—	32.59%	33.79%	33.79%	—
2023	$19,669,387	0.47%	153,690.27	4,189.57	27,623.84	—	$108.48	$72.22	$97.57	$—	0.90%	0.32%	—	32.27%	33.45%	33.45%	—
2022	$15,841,171	0.53%	164,102.41	4,158.12	29,510.43	—	$82.01	$54.12	$73.11	$—	0.90%	0.32%	—	(26.97)%	(26.31)%	(26.31)%	—
2021	$22,435,122	0.06%	171,589.06	4,125.53	28,852.75	—	$112.30	$73.44	$99.22	$—	0.90%	0.32%	—	26.70%	27.83%	27.83%	—
2020	$19,011,870	0.25%	185,511.03	4,233.10	29,961.00	—	$88.64	$57.45	$77.61	$—	0.90%	0.32%	—	29.40%	30.57%	30.57%	—
Fidelity VIP Equity Income Portfolio
2024	$13,260,662	1.75%	85,000.51	436.01	1,087.55	—	$155.02	$60.87	$53.00	$—	0.90%	0.32%	—	14.31%	15.35%	15.35%	—
2023	$12,014,477	1.88%	88,047.56	441.67	1,112.00	—	$135.61	$52.77	$45.95	$—	0.90%	0.32%	—	9.66%	10.65%	10.65%	—
2022	$11,663,477	1.94%	93,401.87	430.85	2,238.14	—	$123.66	$47.69	$41.53	$—	0.90%	0.32%	—	(5.80)%	(4.96)%	(4.96)%	—
2021	$13,344,788	1.89%	100,653.96	459.06	2,473.67	—	$131.28	$50.18	$43.69	$—	0.90%	0.32%	—	23.78%	24.89%	24.89%	—
2020	$11,467,659	1.88%	106,668.55	470.11	3,880.68	—	$106.06	$40.18	$34.98	$—	0.90%	0.32%	—	5.74%	6.69%	6.69%	—
Fidelity VIP Government Money Market Portfolio
2024	$9,592,138	5.00%	542,457.53	19,037.01	89,831.33	108,153.32	$14.24	$11.67	$16.51	$1.52	0.90%	0.32%	0.12% or 0.07%	4.06%	5.00%	5.00%	4.90%
2023	$11,453,121	4.60%	521,128.80	13,074.79	81,922.12	1,999,035.90	$13.68	$11.12	$15.73	$1.45	0.90%	0.32%	0.12% or 0.07%	3.86%	4.79%	4.79%	4.82%
2022	$8,261,219	1.29%	510,429.88	12,820.54	82,997.17	113,025.55	$13.17	$10.61	$15.01	$1.38	0.90%	0.32%	0.12% or 0.07%	0.46%	1.36%	1.36%	1.24%
2021	$9,450,899	0.01%	574,805.74	13,868.08	87,964.97	342,275.43	$13.11	$10.47	$14.81	$1.36	0.90%	0.32%	0.12% or 0.07%	(0.88)%	0.01%	0.01%	(0.10)%
2020	$8,448,518	0.26%	517,991.30	10,437.87	81,379.14	206,752.01	$13.23	$10.46	$14.80	$1.36	0.90%	0.32%	0.12% or 0.07%	(0.62)%	0.28%	0.28%	0.16%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Fidelity VIP Growth Portfolio
2024	$34,204,971	0.00%	97,932.59	507.07	26,468.51	—	$317.71	$129.04	$114.29	$—	0.90%	0.32%	—	29.22%	30.39%	30.39%	—
2023	$28,669,774	0.13%	106,456.45	534.57	27,860.81	—	$245.87	$98.96	$87.65	$—	0.90%	0.32%	—	35.03%	36.24%	36.24%	—
2022	$22,697,440	0.64%	114,635.23	546.19	27,719.96	—	$182.09	$72.64	$64.34	$—	0.90%	0.32%	—	(25.13)%	(24.46)%	(24.46)%	—
2021	$31,671,834	—	120,402.84	519.03	27,460.47	—	$243.21	$96.16	$85.17	$—	0.90%	0.32%	—	22.12%	23.21%	23.21%	—
2020	$27,536,411	0.08%	125,979.07	511.63	34,810.62	—	$199.16	$78.04	$69.12	$—	0.90%	0.32%	—	42.61%	43.89%	43.89%	—
Fidelity VIP High Income Portfolio
2024	$4,658,331	6.16%	64,738.90	975.38	19,268.36	—	$63.54	$32.31	$26.65	$—	0.90%	0.32%	—	7.99%	8.97%	8.97%	—
2023	$4,365,975	5.66%	65,879.90	1,053.49	18,756.93	—	$58.83	$29.65	$24.46	$—	0.90%	0.32%	—	9.49%	10.48%	10.48%	—
2022	$4,058,952	5.19%	69,332.69	1,046.81	13,795.91	—	$53.73	$26.84	$22.14	$—	0.90%	0.32%	—	(12.16)%	(11.37)%	(11.37)%	—
2021	$4,947,101	5.36%	74,246.14	1,227.19	14,732.36	—	$61.17	$30.28	$24.98	$—	0.90%	0.32%	—	3.48%	4.41%	4.41%	—
2020	$4,556,226	5.21%	71,103.99	1,142.36	13,361.82	—	$59.12	$29.01	$23.92	$—	0.90%	0.32%	—	1.83%	2.75%	2.75%	—
Fidelity VIP Index 500 II Portfolio
2024	$86,997,156	1.25%	375,669.98	38,757.38	200,919.38	—	$178.01	$88.72	$83.04	$—	0.90%	0.32%	—	23.78%	24.90%	24.90%	—
2023	$72,775,026	1.43%	391,623.93	39,508.96	205,239.75	—	$143.82	$71.03	$66.49	$—	0.90%	0.32%	—	25.07%	26.19%	26.19%	—
2022	$60,477,492	1.53%	407,565.31	40,381.43	215,215.24	—	$114.99	$56.29	$52.69	$—	0.90%	0.32%	—	(18.94)%	(18.21)%	(18.21)%	—
2021	$78,318,438	1.24%	425,930.29	41,413.64	233,574.05	—	$141.86	$68.82	$64.42	$—	0.90%	0.32%	—	27.43%	28.58%	28.58%	—
2020	$64,080,229	1.78%	449,733.86	39,738.96	237,275.46	—	$111.32	$53.53	$50.10	$—	0.90%	0.32%	—	17.18%	18.24%	18.24%	—
Fidelity VIP Investment Grade Bond Portfolio
2024	$9,397,623	4.02%	224,705.16	4,416.86	33,306.59	1,242,993.37	$20.76	$18.47	$25.76	$3.05	0.90%	0.32%	0.12% or 0.07%	0.87%	1.79%	1.79%	1.72%
2023	$5,554,945	2.65%	219,157.33	3,740.21	30,586.21	67,481.33	$20.58	$18.15	$25.31	$3.00	0.90%	0.32%	0.12% or 0.07%	5.26%	6.20%	6.20%	6.13%
2022	$5,074,342	2.29%	216,921.96	3,517.28	24,434.43	67,385.47	$19.55	$17.09	$23.83	$2.83	0.90%	0.32%	0.12% or 0.07%	(13.73)%	(12.96)%	(12.96)%	(12.98)%
2021	$6,138,071	2.05%	226,891.90	3,643.06	24,541.17	77,533.80	$22.67	$19.63	$27.38	$3.25	0.90%	0.32%	0.12% or 0.07%	(1.49)%	(0.61)%	(0.61)%	(0.70)%
2020	$5,857,619	2.22%	209,615.65	3,225.37	23,582.41	98,171.61	$23.01	$19.75	$27.55	$3.27	0.90%	0.32%	0.12% or 0.07%	8.42%	9.39%	9.39%	9.26%
Fidelity VIP Mid Cap Class 2 Portfolio
2024	$5,430,810	0.54%	75,466.79	3,591.67	6,631.04	—	$62.17	$67.66	$74.82	$—	0.90%	0.32%	—	16.44%	17.49%	17.49%	—
2023	$4,946,443	0.59%	80,643.66	3,615.95	6,790.42	—	$53.39	$57.59	$63.68	$—	0.90%	0.32%	—	14.05%	15.08%	15.08%	—
2022	$4,487,918	0.52%	83,912.52	3,367.26	7,067.70	—	$46.81	$50.05	$55.34	$—	0.90%	0.32%	—	(15.50)%	(14.74)%	(14.74)%	—
2021	$5,741,918	0.60%	91,193.89	3,637.72	7,332.95	—	$55.40	$58.70	$64.91	$—	0.90%	0.32%	—	24.48%	25.60%	25.60%	—
2020	$5,147,338	0.67%	102,862.23	3,802.20	7,577.38	—	$44.51	$46.74	$51.68	$—	0.90%	0.32%	—	17.13%	18.19%	18.19%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Fidelity VIP Overseas Portfolio
2024	$11,522,473	1.60%	160,486.35	11,970.79	14,382.40	263,478.66	$57.11	$33.83	$30.13	$5.76	0.90%	0.32%	0.12% or 0.07%	4.11%	5.05%	5.05%	4.98%
2023	$12,089,547	1.02%	163,696.04	11,725.67	14,980.23	419,389.70	$54.86	$32.20	$28.68	$5.49	0.90%	0.32%	0.12% or 0.07%	19.43%	20.51%	20.51%	20.42%
2022	$10,933,787	1.15%	175,711.70	11,837.62	17,688.48	466,322.54	$45.93	$26.72	$23.80	$4.56	0.90%	0.32%	0.12% or 0.07%	(25.16)%	(24.48)%	(24.48)%	(24.52)%
2021	$14,543,264	0.52%	176,702.46	11,879.48	17,457.62	451,724.79	$61.37	$35.38	$31.52	$6.04	0.90%	0.32%	0.12% or 0.07%	18.63%	19.70%	19.70%	19.60%
2020	$12,950,948	0.45%	186,609.55	12,083.91	17,793.38	489,415.23	$51.73	$29.56	$26.33	$5.05	0.90%	0.32%	0.12% or 0.07%	14.58%	15.61%	15.61%	15.49%
Fidelity VIP Value Strategies Portfolio
2024	$675,796	1.03%	6,615.72	584.34	1,546.69	—	$74.45	$86.00	$86.00	$—	0.90%	0.32%	—	8.42%	9.40%	9.40%	—
2023	$604,477	1.20%	6,250.30	572.54	1,657.30	—	$68.67	$78.61	$78.61	$—	0.90%	0.32%	—	19.77%	20.85%	20.85%	—
2022	$485,620	1.19%	6,027.36	551.76	1,601.58	—	$57.33	$65.05	$65.05	$—	0.90%	0.32%	—	(7.85)%	(7.03)%	(7.03)%	—
2021	$515,126	1.58%	5,915.67	424.59	1,677.49	—	$62.22	$69.96	$69.96	$—	0.90%	0.32%	—	32.41%	33.60%	33.60%	—
2020	$397,058	1.34%	6,061.94	465.53	1,677.24	—	$46.99	$52.37	$52.37	$—	0.90%	0.32%	—	7.29%	8.26%	8.26%	—
Franklin Templeton VIP Foreign Securities
2024	$1,784,369	2.38%	77,178.44	2,222.73	10,342.90	—	$19.34	$22.90	$23.28	$—	0.90%	0.32%	—	(1.89)%	(1.00)%	(1.00)%	—
2023	$1,729,912	3.16%	74,310.48	1,277.62	10,014.51	—	$19.71	$23.13	$23.51	$—	0.90%	0.32%	—	19.68%	20.76%	20.76%	—
2022	$1,653,132	3.14%	86,128.30	1,355.44	10,710.33	—	$16.47	$19.15	$19.47	$—	0.90%	0.32%	—	(8.43)%	(7.61)%	(7.61)%	—
2021	$1,784,915	1.81%	85,370.87	1,393.50	10,460.92	—	$17.99	$20.73	$21.07	$—	0.90%	0.32%	—	3.23%	4.16%	4.16%	—
2020	$1,750,766	3.37%	87,349.48	1,314.73	10,013.20	—	$17.42	$19.90	$20.23	$—	0.90%	0.32%	—	(2.04)%	(1.16)%	(1.16)%	—
Franklin Templeton VIP Global Real Estate
2024	$963,236	1.82%	52,345.38	—	537.10	—	$18.18	$—	$21.88	$—	0.90%	0.32%	—	(1.21)%	—	(0.32)%	—
2023	$953,628	2.82%	51,192.68	—	531.38	—	$18.40	$—	$21.95	$—	0.90%	0.32%	—	10.44%	—	11.43%	—
2022	$844,038	2.48%	50,124.87	—	452.50	—	$16.66	$—	$19.70	$—	0.90%	0.32%	—	(26.72)%	—	(26.06)%	—
2021	$1,122,532	0.89%	48,875.66	—	424.72	—	$22.74	$—	$26.64	$—	0.90%	0.32%	—	25.66%	—	26.79%	—
2020	$971,161	3.30%	53,199.74	—	410.24	—	$18.09	$—	$21.01	$—	0.90%	0.32%	—	(6.23)%	—	(5.39)%	—
Franklin Templeton VIP Mutual Global Discovery Securities
2024	$367,036	1.88%	10,473.69	593.17	—	—	$32.89	$38.00	$—	$—	0.90%	—	—	4.04%	4.98%	—	—
2023	$351,880	2.68%	10,403.79	518.60	116.08	—	$31.61	$36.19	$36.19	$—	0.90%	0.32%	—	19.48%	20.55%	20.55%	—
2022	$404,030	1.69%	14,531.09	517.42	133.17	—	$26.46	$30.02	$30.02	$—	0.90%	0.32%	—	(5.37)%	(4.52)%	(4.52)%	—
2021	$464,242	2.73%	15,838.47	531.74	147.65	—	$27.96	$31.44	$31.44	$—	0.90%	0.32%	—	18.37%	19.43%	19.43%	—
2020	$440,381	2.80%	17,744.82	648.00	157.20	—	$23.62	$26.33	$26.33	$—	0.90%	0.32%	—	(5.08)%	(4.22)%	(4.22)%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Franklin Templeton VIP Mutual Shares Securities
2024	$821,009	1.98%	19,897.22	1,915.37	4,096.07	—	$30.05	$39.12	$36.17	$—	0.90%	0.32%	—	10.27%	11.27%	11.27%	—
2023	$760,183	1.90%	20,708.18	1,777.54	4,102.55	—	$27.25	$35.16	$32.50	$—	0.90%	0.32%	—	12.45%	13.46%	13.46%	—
2022	$680,549	1.97%	21,083.78	1,674.67	4,109.28	—	$24.23	$30.99	$28.65	$—	0.90%	0.32%	—	(8.26)%	(7.43)%	(7.43)%	—
2021	$866,135	2.72%	25,802.73	1,715.31	4,108.96	—	$26.41	$33.48	$30.95	$—	0.90%	0.32%	—	18.11%	19.17%	19.17%	—
2020	$846,116	3.01%	30,849.83	1,765.67	4,103.62	—	$22.36	$28.09	$25.97	$—	0.90%	0.32%	—	(5.89)%	(5.04)%	(5.04)%	—
Franklin Templeton VIP Small Cap Value
2024	$1,108,110	0.92%	18,048.87	1,379.48	2,939.29	—	$47.50	$60.01	$57.17	$—	0.90%	0.32%	—	10.70%	11.71%	11.71%	—
2023	$1,020,443	0.51%	18,623.77	1,311.49	2,948.56	—	$42.91	$53.72	$51.18	$—	0.90%	0.32%	—	11.74%	12.75%	12.75%	—
2022	$911,493	1.04%	18,611.86	1,227.96	3,047.30	—	$38.40	$47.65	$45.39	$—	0.90%	0.32%	—	(10.87)%	(10.06)%	(10.06)%	—
2021	$1,021,396	0.97%	18,364.19	1,332.69	3,163.80	—	$43.08	$52.98	$50.47	$—	0.90%	0.32%	—	24.25%	25.37%	25.37%	—
2020	$905,263	1.53%	20,507.97	1,489.12	3,261.09	—	$34.67	$42.26	$40.26	$—	0.90%	0.32%	—	4.25%	5.19%	5.19%	—
Franklin Templeton VIP Small-Midcap Growth II
2024	$369,403	—	5,786.18	1,403.90	—	—	$46.81	$70.20	$—	$—	0.90%	—	—	10.04%	11.04%	—	—
2023	$360,931	—	6,443.43	1,373.42	—	—	$42.54	$63.23	$—	$—	0.90%	—	—	25.61%	26.74%	—	—
2022	$327,849	—	6,548.60	1,507.14	771.53	—	$33.87	$49.89	$40.04	$—	0.90%	0.32%	—	(34.28)%	(33.69)%	(33.69)%	—
2021	$456,078	—	6,202.95	1,313.26	623.19	—	$51.53	$75.24	$60.38	$—	0.90%	0.32%	—	9.03%	10.01%	10.01%	—
2020	$423,898	—	6,098.98	1,516.77	581.57	—	$47.26	$68.39	$54.88	$—	0.90%	0.32%	—	53.71%	55.09%	55.09%	—
Franklin Templeton VIP US Government
2024	$312,578	3.30%	23,071.24	1,620.14	2,037.26	—	$11.45	$13.23	$13.23	$—	0.90%	0.32%	—	0.59%	1.50%	1.50%	—
2023	$308,637	2.92%	22,585.64	1,793.64	2,159.49	—	$11.38	$13.03	$13.03	$—	0.90%	0.32%	—	3.83%	4.76%	4.76%	—
2022	$298,356	2.64%	23,361.97	1,733.36	1,658.86	—	$10.96	$12.44	$12.44	$—	0.90%	0.32%	—	(10.31)%	(9.50)%	(9.50)%	—
2021	$431,060	2.68%	31,278.25	1,821.78	1,720.69	—	$12.22	$13.75	$13.75	$—	0.90%	0.32%	—	(2.49)%	(1.62)%	(1.62)%	—
2020	$397,176	3.52%	27,801.70	1,908.06	1,571.79	—	$12.54	$13.97	$13.97	$—	0.90%	0.32%	—	3.15%	4.08%	4.08%	—
Invesco I.O.V.I Conservative Balanced Fund (d)
2024	$—	9.45%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$147,189	1.75%	11,268.17	776.60	—	—	$12.19	$12.70	$—	$—	0.90%	—	—	11.31%	12.31%	—	—
2022	$133,947	1.18%	11,547.26	664.73	—	—	$10.95	$11.31	$—	$—	0.90%	—	—	(17.76)%	(17.02)%	—	—
2021	$166,812	1.31%	11,873.71	641.12	—	—	$13.31	$13.63	$—	$—	0.90%	—	—	9.32%	10.30%	—	—
2020	$134,248	1.89%	10,484.65	530.89	—	—	$12.18	$12.36	$—	$—	0.90%	—	—	13.56%	14.59%	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Invesco I.O.V.I Global Strategic Income Fund
2024	$307,542	2.76%	28,110.17	3,094.66	—	—	$9.81	$10.31	$—	$—	0.90%	—	—	1.87%	2.79%	—	—
2023	$295,745	—	27,343.98	2,817.28	426.17	—	$9.63	$10.03	$10.03	$—	0.90%	0.32%	—	7.63%	8.60%	8.60%	—
2022	$326,550	—	33,326.34	2,597.34	488.89	—	$8.94	$9.24	$9.24	$—	0.90%	0.32%	—	(12.50)%	(11.71)%	(11.71)%	—
2021	$392,541	4.26%	35,360.58	2,433.35	542.06	—	$10.22	$10.46	$10.46	$—	0.90%	0.32%	—	(4.42)%	(3.56)%	(3.56)%	—
2020	$369,961	5.45%	31,848.10	2,131.77	577.11	—	$10.69	$10.85	$10.85	$—	0.90%	0.32%	—	2.07%	2.99%	2.99%	—
Invesco I.O.V.I Main Street Small Cap Fund
2024	$63,497	—	2,763.45	575.38	—	—	$17.53	$18.43	$—	$—	0.90%	—	—	11.39%	12.41%	—	—
2023	$52,573	0.83%	2,760.79	556.55	—	—	$15.74	$16.40	$—	$—	0.90%	—	—	16.77%	17.82%	—	—
2022	$89,574	0.27%	5,596.35	1,016.98	—	—	$13.48	$13.92	$—	$—	0.90%	—	—	(16.79)%	(16.04)%	—	—
2021	$106,247	0.18%	5,559.52	977.58	—	—	$16.20	$16.58	$—	$—	0.90%	—	—	21.17%	22.26%	—	—
2020	$121,604	0.38%	8,161.01	923.73	—	—	$13.37	$13.56	$—	$—	0.90%	—	—	18.57%	19.64%	—	—
Invesco V.I. Discovery Mid Cap Growth Fund (h)
2024	$1,122,305	—	69,269.66	—	—	163.74	$16.16	$—	$—	$16.76	0.90%	—	0.12% or 0.07%	23.11%	—	—	24.08%
2023	$991,198	—	75,334.10	—	—	164.50	$13.13	$—	$—	$13.51	0.90%	—	0.12% or 0.07%	12.15%	—	—	13.02%
2022	$964,638	—	82,235.63	—	—	165.38	$11.71	$—	$—	$11.95	0.90%	—	0.12% or 0.07%	(31.60)%	—	—	(31.06)%
2021	$1,349,258	—	78,100.18	—	—	732.30	$17.11	$—	$—	$17.34	0.90%	—	0.12% or 0.07%	18.04%	—	—	18.96%
2020	$1,158,501	—	79,290.22	—	—	611.98	$14.50	$—	$—	$14.57	0.90%	—	0.12% or 0.07%	47.34%	—	—	48.11%
Invesco V.I . Equity and Income Fund (d)
2024	$182,464	2.12%	15,932.81	1,147.23	—	—	$10.68	$10.74	$—	$—	0.90%	—	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Invesco V.I. Health Care Fund
2024	$2,774,813	—	76,213.64	—	3,744.21	5,017.88	$33.82	$—	$41.98	$7.94	0.90%	0.32%	0.12% or 0.07%	3.23%	—	4.17%	4.09%
2023	$2,719,056	—	77,034.54	—	3,886.57	5,039.19	$32.76	$—	$40.30	$7.63	0.90%	0.32%	0.12% or 0.07%	2.11%	—	3.02%	2.95%
2022	$3,218,662	—	94,087.32	—	4,141.08	5,065.60	$32.09	$—	$39.11	$7.41	0.90%	0.32%	0.12% or 0.07%	(14.09)%	—	(13.32)%	(13.32)%
2021	$3,868,295	0.21%	97,041.44	—	4,434.25	5,100.90	$37.35	$—	$45.12	$8.55	0.90%	0.32%	0.12% or 0.07%	11.30%	—	12.30%	12.16%
2020	$3,506,795	0.32%	96,457.91	—	5,735.20	5,149.35	$33.56	$—	$40.18	$7.62	0.90%	0.32%	0.12% or 0.07%	13.44%	—	14.46%	14.32%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Invesco V.I. Mid Cap Growth Fund (h)
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$20.37	$—	$21.89	$21.51	0.90%	0.32%	0.12% or 0.07%	(5.79)%	—	(5.50)%	(6.28)%
Invesco V.I. Technology Fund
2024	$3,496,685	—	123,722.69	—	5,257.65	15,524.13	$25.82	$—	$32.04	$8.65	0.90%	0.32%	0.12% or 0.07%	33.06%	—	34.27%	34.18%
2023	$2,753,970	—	129,880.93	—	5,605.98	15,572.43	$19.40	$—	$23.86	$6.44	0.90%	0.32%	0.12% or 0.07%	45.64%	—	46.94%	46.84%
2022	$2,095,411	—	144,178.72	—	6,534.36	15,634.52	$13.32	$—	$16.24	$4.39	0.90%	0.32%	0.12% or 0.07%	(40.48)%	—	(39.95)%	(39.95)%
2021	$3,287,471	—	136,327.98	—	6,508.63	8,205.16	$22.38	$—	$27.04	$7.31	0.90%	0.32%	0.12% or 0.07%	13.39%	—	14.41%	14.27%
2020	$3,248,431	—	154,134.31	—	6,478.98	8,233.73	$19.74	$—	$23.64	$6.39	0.90%	0.32%	0.12% or 0.07%	44.81%	—	46.11%	45.94%
JP Morgan Insurance Trust Small Cap Core Portfolio (e)
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$1,287,309	0.47%	24,029.49	—	5,302.62	—	$43.59	$—	$45.23	$—	0.90%	0.32%	—	(20.07)%	—	(19.35)%	—
2021	$1,635,186	0.50%	24,492.49	—	5,339.29	—	$54.54	$—	$56.08	$—	0.90%	0.32%	—	20.30%	—	21.38%	—
2020	$1,546,420	0.98%	27,857.74	—	6,136.85	—	$45.33	$—	$46.20	$—	0.90%	0.32%	—	12.67%	—	13.69%	—
Lincoln LVIP American Century Disciplined Core Value Fund (d)														—	—	—	—
2024	$4,152,045	1.26%	362,133.72	—	27,951.31	733.93	$10.62	$—	$10.68	$10.68	0.90%	0.32%	0.12% or 0.07%	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Lincoln LVIP American Century Inflation Protection Fund (d)														—	—	—	—
2024	$1,178,127	4.56%	82,989.29	3,023.56	18,217.95	9,859.58	$10.31	$10.37	$10.37	$10.36	0.90%	0.32%	0.12% or 0.07%	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Lincoln LVIP American Century International Fund (d)														—	—	—	—
2024	$4,920,392	0.88%	409,961.91	36,737.69	42,164.04	—	$10.05	$10.12	$10.12	$—	0.90%	0.32%	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Lincoln LVIP American Century Ultra Fund (d)														—	—	—	—
2024	$352,729	—	22,634.01	—	6,489.15	—	$12.10	$—	$12.17	$—	0.90%	0.32%	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Lincoln LVIP American Century Value Fund (d)														—	—	—	—
2024	$9,549,128	2.98%	741,356.91	13,502.41	77,069.23	69,790.79	$10.58	$10.64	$10.64	$10.64	0.90%	0.32%	0.12% or 0.07%	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020
Lincoln LVIP JPMorgan Small Cap Core Fund - Standard Class (e)
2024	$1,438,621	0.80%	90,702.67	—	22,522.74	—	$12.59	$—	$12.79	$—	0.90%	0.32%	—	10.71%	—	11.71%	—
2023	$1,403,651	1.08%	99,653.56	—	23,583.46	—	$11.38	$—	$11.45	$—	0.90%	0.32%	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (e)
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$2,641,117	4.09%	—	—	—	1,132,436.73	$—	$—	$—	$2.33	—	—	0.12% or 0.07%	—	—	—	(14.38)%
2021	$3,265,750	3.83%	—	—	—	1,198,910.18	$—	$—	$—	$2.72	—	—	0.12% or 0.07%	—	—	—	(0.40)%
2020	$2,796,715	2.92%	—	—	—	1,022,592.12	$—	$—	$—	$2.73	—	—	0.12% or 0.07%	—	—	—	7.69%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Morgan Stanley VIF Emerging Markets Equity Portfolio
2024	$509,079	1.70%	—	—	—	142,609.40	$—	$—	$—	$3.57	—	—	0.12% or 0.07%	—	—	—	7.74%
2023	$813,109	1.54%	—	—	—	245,409.67	$—	$—	$—	$3.31	—	—	0.12% or 0.07%	—	—	—	11.89%
2022	$770,509	0.43%	—	—	—	260,213.63	$—	$—	$—	$2.96	—	—	0.12% or 0.07%	—	—	—	(25.13)%
2021	$916,563	0.80%	—	—	—	231,760.92	$—	$—	$—	$3.95	—	—	0.12% or 0.07%	—	—	—	2.91%
2020	$930,767	1.37%	—	—	—	242,194.01	$—	$—	$—	$3.84	—	—	0.12% or 0.07%	—	—	—	14.32%
Morgan Stanley VIF U.S. Real Estate Portfolio													—
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$77,305	2.21%	—	—	—	12,397.86	$—	$—	$—	$6.24	—	—	0.12% or 0.07%	—	—	—	14.44%
2022	$67,786	1.29%	—	—	—	12,440.79	$—	$—	$—	$5.45	—	—	0.12% or 0.07%	—	—	—	(27.05)%
2021	$96,130	2.01%	—	—	—	12,869.29	$—	$—	$—	$7.47	—	—	0.12% or 0.07%	—	—	—	39.63%
2020	$71,965	3.07%	—	—	—	13,452.55	$—	$—	$—	$5.35	—	—	0.12% or 0.07%	—	—	—	(16.95)%
Neuberger Berman Trust Mid Cap Growth Class S
2024	$773,284	—	23,852.67	—	8,675.54	—	$23.24	$—	$25.23	$—	0.90%	0.32%	—	22.65%	—	23.76%	—
2023	$670,316	—	25,898.98	—	8,805.43	—	$18.95	$—	$20.39	$—	0.90%	0.32%	—	16.91%	—	17.96%	—
2022	$651,263	—	29,380.52	—	10,127.77	—	$16.21	$—	$17.28	$—	0.90%	0.32%	—	(29.46)%	—	(28.83)%	—
2021	$850,775	—	26,708.58	—	9,761.77	—	$22.98	$—	$24.28	$—	0.90%	0.32%	—	11.72%	—	12.72%	—
2020	$818,461	—	29,376.95	—	9,944.48	—	$20.57	$—	$21.54	$—	0.90%	0.32%	—	38.46%	—	39.71%	—
Neuberger Berman Trust Mid Cap Growth Portfolio
2024	$764,689	—	9,094.61	2,337.71	—	—	$65.05	$74.05	$—	$—	0.90%	—	—	22.91%	24.02%	—	—
2023	$709,968	—	10,564.70	2,452.16	70.02	—	$52.93	$59.70	$63.13	$—	0.90%	0.32%	—	17.10%	18.15%	18.15%	—
2022	$604,745	—	10,339.97	2,633.86	80.33	—	$45.20	$50.53	$53.43	$—	0.90%	0.32%	—	(29.37)%	(28.73)%	(28.73)%	—
2021	$853,507	—	10,430.77	2,529.12	89.06	—	$63.99	$70.91	$74.98	$—	0.90%	0.32%	—	11.98%	12.99%	12.99%	—
2020	$763,094	—	10,586.16	2,419.93	94.82	—	$57.14	$62.76	$66.36	$—	0.90%	0.32%	—	38.73%	39.98%	39.98%	—
Neuberger Berman Trust Short Duration Bond Portfolio
2024	$2,439,856	5.60%	172,250.04	3,825.49	20,538.49	—	$12.09	$15.54	$14.55	$—	0.90%	0.32%	—	5.14%	6.10%	6.10%	—
2023	$2,308,820	4.64%	172,851.17	4,611.39	18,563.67	—	$11.49	$14.65	$13.71	$—	0.90%	0.32%	—	4.96%	5.90%	5.90%	—
2022	$2,313,185	3.77%	179,629.07	4,479.03	21,945.64	—	$10.95	$13.83	$12.95	$—	0.90%	0.32%	—	(6.03)%	(5.19)%	(5.19)%	—
2021	$2,864,119	2.65%	209,616.46	6,180.72	24,252.58	—	$11.65	$14.59	$13.65	$—	0.90%	0.32%	—	(0.16)%	0.74%	0.74%	—
2020	$2,528,841	2.39%	185,929.64	5,455.36	20,633.22	—	$11.67	$14.48	$13.55	$—	0.90%	0.32%	—	2.53%	3.46%	3.46%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Neuberger Berman Trust Sustainable Equity Portfolio
2024	$3,258,938	0.22%	38,482.57	479.89	6,849.12	4,825.11	$67.26	$77.70	$77.70	$20.96	0.90%	0.32%	0.12% or 0.07%	24.71%	25.84%	25.84%	25.75%
2023	$2,839,426	0.33%	42,153.63	485.76	7,394.19	4,766.87	$53.93	$61.74	$61.74	$16.67	0.90%	0.32%	0.12% or 0.07%	25.77%	26.90%	26.90%	26.81%
2022	$2,318,957	0.46%	43,184.48	480.82	7,860.76	4,662.35	$42.88	$48.65	$48.65	$13.14	0.90%	0.32%	0.12% or 0.07%	(19.18)%	(18.45)%	(18.45)%	(18.47)%
2021	$3,019,205	0.38%	43,806.71	486.10	8,034.71	11,572.38	$53.06	$59.66	$59.66	$16.12	0.90%	0.32%	0.12% or 0.07%	22.38%	23.48%	23.48%	23.35%
2020	$2,517,899	0.62%	44,795.73	447.41	8,347.33	11,537.36	$43.36	$48.32	$48.32	$13.07	0.90%	0.32%	0.12% or 0.07%	18.49%	19.56%	19.56%	19.43%
T Rowe Price Blue Chip Growth Portfolio
2024	$3,555,688	—	37,018.83	2,854.66	3,256.15	—	$78.54	$119.20	$94.53	$—	0.90%	0.32%	—	33.96%	35.17%	35.17%	—
2023	$2,963,402	—	41,321.74	3,304.25	3,562.59	—	$58.63	$88.18	$69.94	$—	0.90%	0.32%	—	47.63%	48.96%	48.96%	—
2022	$2,376,967	—	48,776.41	4,245.96	4,012.78	—	$39.72	$59.20	$46.95	$—	0.90%	0.32%	—	(39.21)%	(38.66)%	(38.66)%	—
2021	$3,513,901	—	43,817.69	3,642.91	3,913.77	—	$65.33	$96.51	$76.55	$—	0.90%	0.32%	—	16.28%	17.33%	17.33%	—
2020	$3,046,989	—	44,543.35	3,444.11	4,001.63	—	$56.18	$82.26	$65.24	$—	0.90%	0.32%	—	32.72%	33.92%	33.92%	—
T Rowe Price Equity Income Portfolio
2024	$5,235,054	1.60%	111,236.71	5,001.98	17,157.10	—	$37.79	$50.20	$45.48	$—	0.90%	0.32%	—	10.38%	11.38%	11.38%	—
2023	$4,922,856	1.88%	116,273.12	4,967.68	17,586.01	—	$34.24	$45.07	$40.84	$—	0.90%	0.32%	—	8.34%	9.31%	9.31%	—
2022	$4,703,067	1.71%	120,313.55	4,557.79	19,089.38	—	$31.60	$41.23	$37.36	$—	0.90%	0.32%	—	(4.44)%	(3.59)%	(3.59)%	—
2021	$5,837,090	1.36%	144,361.17	5,509.17	21,354.14	—	$33.07	$42.77	$38.75	$—	0.90%	0.32%	—	24.10%	25.22%	25.22%	—
2020	$5,088,931	2.16%	157,170.85	5,690.96	22,823.12	—	$26.65	$34.16	$30.94	$—	0.90%	0.32%	—	0.05%	0.96%	0.96%	—
T Rowe Price Health Sciences Portfolio
2024	$2,458,485	—	26,699.68	719.11	1,240.18	—	$84.56	$103.61	$101.78	$—	0.90%	0.32%	—	0.51%	1.42%	1.42%	—
2023	$2,487,974	—	27,235.86	696.25	1,249.03	—	$84.14	$102.16	$100.35	$—	0.90%	0.32%	—	1.77%	2.68%	2.68%	—
2022	$2,552,792	—	28,528.87	685.52	1,290.13	—	$82.67	$99.49	$97.73	$—	0.90%	0.32%	—	(13.46)%	(12.69)%	(12.69)%	—
2021	$3,069,946	—	29,770.97	687.62	1,317.39	—	$95.53	$113.94	$111.93	$—	0.90%	0.32%	—	11.82%	12.83%	12.83%	—
2020	$3,072,255	—	33,580.90	730.40	1,306.17	—	$85.43	$100.99	$99.20	$—	0.90%	0.32%	—	28.11%	29.27%	29.27%	—
T Rowe Price Moderate Allocation
2024	$1,541,119	2.27%	42,819.03	510.96	—	—	$35.50	$41.01	$—	$—	0.90%	—	—	9.07%	10.06%	—	—
2023	$1,413,704	2.29%	42,349.74	945.40	—	—	$32.55	$37.26	$—	$—	0.90%	—	—	14.32%	15.35%	—	—
2022	$1,251,209	1.62%	42,955.33	872.42	—	—	$28.47	$32.30	$—	$—	0.90%	—	—	(19.04)%	(18.31)%	—	—
2021	$1,526,244	0.98%	42,245.52	1,024.40	—	—	$35.17	$39.55	$—	$—	0.90%	—	—	9.08%	10.06%	—	—
2020	$1,437,298	1.41%	43,599.60	879.34	—	—	$32.24	$35.93	$—	$—	0.90%	—	—	13.52%	14.54%	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Touchstone TVST Balanced
2024	$7,576,954	1.83%	113,245.88	3,264.49	8,268.11	—	$61.52	$45.88	$55.71	$—	0.90%	0.32%	—	12.57%	13.59%	13.59%	—
2023	$6,665,806	1.34%	112,219.89	3,120.83	8,304.74	—	$54.65	$40.39	$49.04	$—	0.90%	0.32%	—	17.56%	18.61%	18.61%	—
2022	$6,004,326	0.50%	119,840.19	4,690.41	6,619.95	—	$46.49	$34.05	$41.35	$—	0.90%	0.32%	—	(16.72)%	(15.97)%	(15.97)%	—
2021	$7,387,172	0.23%	122,867.19	4,740.40	6,850.95	—	$55.82	$40.52	$49.20	$—	0.90%	0.32%	—	16.03%	17.07%	17.07%	—
2020	$5,846,868	1.32%	112,282.53	4,405.05	6,970.72	—	$48.11	$34.61	$42.03	$—	0.90%	0.32%	—	18.09%	19.16%	19.16%	—
Touchstone TVST Bond
2024	$5,662,902	5.38%	197,436.57	4,802.99	28,753.08	—	$24.33	$16.38	$27.17	$—	0.90%	0.32%	—	1.27%	2.19%	2.19%	—
2023	$5,629,190	4.64%	201,225.61	5,535.17	26,583.43	—	$24.02	$16.03	$26.58	$—	0.90%	0.32%	—	5.13%	6.07%	6.07%	—
2022	$5,473,544	2.08%	204,785.51	5,205.93	28,557.34	—	$22.85	$15.11	$25.06	$—	0.90%	0.32%	—	(14.61)%	(13.85)%	(13.85)%	—
2021	$6,685,049	2.49%	213,842.41	6,898.75	28,931.78	0.78	$26.76	$17.54	$29.09	$28.69	0.90%	0.32%	0.12% or 0.07%	(2.09)%	(1.21)%	(1.21)%	(1.32)%
2020	$6,141,988	1.78%	193,707.19	5,950.52	25,202.12	4.78	$27.33	$17.75	$29.44	$29.08	0.90%	0.32%	0.12% or 0.07%	8.73%	9.71%	9.71%	9.58%
Touchstone TVST Common Stock
2024	$46,753,793	0.64%	320,408.34	8,309.82	18,085.67	73,406.97	$118.14	$81.98	$94.40	$88.70	0.90%	0.32%	0.12% or 0.07%	20.39%	21.48%	21.48%	21.39%
2023	$40,835,874	0.42%	354,463.81	8,524.47	18,691.39	55,049.48	$98.14	$67.49	$77.71	$73.07	0.90%	0.32%	0.12% or 0.07%	25.53%	26.65%	26.65%	26.57%
2022	$35,150,450	0.43%	386,199.68	8,802.08	20,170.39	56,323.60	$78.18	$53.29	$61.36	$57.73	0.90%	0.32%	0.12% or 0.07%	(18.39)%	(17.66)%	(17.66)%	(17.68)%
2021	$45,548,330	0.53%	410,235.18	9,446.71	20,958.05	58,137.81	$95.79	$64.71	$74.51	$70.13	0.90%	0.32%	0.12% or 0.07%	26.71%	27.85%	27.85%	27.71%
2020	$39,467,109	0.63%	450,755.33	10,145.28	22,486.79	64,925.88	$75.60	$50.62	$58.28	$54.91	0.90%	0.32%	0.12% or 0.07%	22.57%	23.68%	23.68%	23.54%
Touchstone TVST Small Company
2024	$30,990,144	0.43%	152,764.48	7,825.30	19,675.16	13,141.12	$171.72	$71.42	$143.34	$104.12	0.90%	0.32%	0.12% or 0.07%	12.68%	13.70%	13.70%	13.62%
2023	$29,026,080	0.22%	163,035.67	7,577.74	19,977.65	12,946.80	$152.39	$62.81	$126.06	$91.64	0.90%	0.32%	0.12% or 0.07%	15.56%	16.60%	16.60%	16.52%
2022	$26,554,008	0.04%	173,520.97	7,397.26	21,194.32	12,489.65	$131.87	$53.87	$108.11	$78.64	0.90%	0.32%	0.12% or 0.07%	(15.21)%	(14.44)%	(14.44)%	(14.45)%
2021	$32,821,797	0.07%	182,722.12	7,778.77	21,857.59	12,551.70	$155.52	$62.96	$126.37	$91.92	0.90%	0.32%	0.12% or 0.07%	23.07%	24.18%	24.18%	24.03%
2020	$30,102,483	0.16%	203,925.73	8,360.07	28,539.53	13,563.19	$126.36	$50.71	$101.77	$74.11	0.90%	0.32%	0.12% or 0.07%	17.64%	18.70%	18.70%	18.55%
Van Eck VIPT Emerging Markets
2024	$1,793,968	1.65%	43,390.57	9,353.04	5,078.42	—	$29.87	$34.50	$34.50	$—	0.90%	0.32%	—	0.30%	1.21%	1.21%	—
2023	$1,700,629	3.64%	40,696.26	9,467.05	4,867.28	—	$29.78	$34.09	$34.09	$—	0.90%	0.32%	—	8.80%	9.77%	9.77%	—
2022	$1,670,330	0.30%	44,227.15	9,342.09	5,460.53	—	$27.37	$31.06	$31.06	$—	0.90%	0.32%	—	(25.05)%	(24.37)%	(24.37)%	—
2021	$1,954,446	0.95%	38,595.50	9,122.94	4,146.72	—	$36.52	$41.07	$41.07	$—	0.90%	0.32%	—	(12.66)%	(11.87)%	(11.87)%	—
2020	$2,023,722	2.10%	34,659.38	8,702.08	3,628.59	—	$41.81	$46.60	$46.60	$—	0.90%	0.32%	—	16.20%	17.25%	17.25%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Van Eck VIPT Global Resources Fund (g)
2024	$1,332,925	2.59%	78,617.30	6,147.70	4,331.00	—	$14.69	$16.97	$16.97	$—	0.90%	0.32%	—	(3.71)%	(2.83)%	(2.83)%	—
2023	$1,317,392	2.91%	75,715.25	5,465.28	3,817.67	—	$15.26	$17.47	$17.47	$—	0.90%	0.32%	—	(4.44)%	(3.58)%	(3.58)%	—
2022	$1,340,937	1.61%	73,326.13	4,781.47	4,609.80	—	$15.97	$18.12	$18.12	$—	0.90%	0.32%	—	7.43%	8.39%	8.39%	—
2021	$1,613,509	0.43%	96,318.65	5,436.40	5,449.15	—	$14.86	$16.71	$16.71	$—	0.90%	0.32%	—	17.86%	18.92%	18.92%	—
2020	$1,528,861	0.98%	108,760.47	5,433.35	5,759.76	—	$12.61	$14.06	$14.06	$—	0.90%	0.32%	—	18.05%	19.11%	19.11%	—
Van Eck VIPT Unconstrained Emerging Markets
2024	$980,506	7.23%	60,960.31	2,008.46	8,418.17	—	$13.43	$15.51	$15.51	$—	0.90%	0.32%	—	1.85%	2.77%	2.77%	—
2023	$1,011,315	4.18%	64,787.76	2,441.86	7,955.46	—	$13.19	$15.10	$15.10	$—	0.90%	0.32%	—	10.41%	11.40%	11.40%	—
2022	$1,033,298	4.59%	72,494.22	2,492.64	9,864.57	—	$11.94	$13.55	$13.55	$—	0.90%	0.32%	—	(7.76)%	(6.93)%	(6.93)%	—
2021	$1,184,731	5.20%	75,835.28	3,844.52	10,086.04	—	$12.95	$14.56	$14.56	$—	0.90%	0.32%	—	(4.91)%	(4.05)%	(4.05)%	—
2020	$1,115,086	7.48%	68,701.27	3,187.42	8,651.22	—	$13.62	$15.17	$15.17	$—	0.90%	0.32%	—	7.95%	8.92%	8.92%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 7 – FINANCIAL HIGHLIGHTS

*The Benefit Provider product has a band Mortality and Expense Ratio that changes over the life of the product, therefore decreasing the Mortality and Expense ratio over time.

Band 3: 0.12%

Band 4: 0.07%

(a)	These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d)	During 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated. During 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund. During 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund. During 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund. During 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund. During 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund. During 2024, the DWS CROCI® US VIP was liquidated. During 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund. During 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

(e)	During 2023, the AB VPS Small Midcap Value Fund, AB VPS Growth and Income Fund, and Allspring VT Discovery Fund was renamed to AB VPS Discovery Value Portfolio Class A, AB VPS Relative Value Portfolio and Allspring VT Discovery SMID Cap Growth Fund, respectively. During 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into Lincoln LVIP JPMorgan Small Cap Core Fund – Standard Class. During 2023, Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

(f)	During 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

(g)	During 2021, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund. During 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.

(h)	During 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund. During 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund. During 2020, the BNY Mellon Quality Bond Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2024

NOTE 8 – DISTRIBUTION OF NET INCOME

The Variable Account does not declare dividends to policyholders from accumulated net income. The Variable Account purchases and redeems shares of the subaccounts at net asset value. Any dividend and capital gain distributions are reinvested at net asset value in shares of the subaccounts.

NOTE 9 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (“IRC”), a variable universal life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable universal life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.